UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

(b) Not applicable.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

November 30, 2022
Virtus Stone Harbor Emerging Markets Corporate Debt Fund*
Virtus Stone Harbor Emerging Markets Debt Fund*
Virtus Stone Harbor Emerging Markets Debt Allocation Fund*
Virtus Stone Harbor High Yield Bond Fund*
Virtus Stone Harbor Local Markets Fund*
Virtus Stone Harbor Strategic Income Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended November 30, 2022.
The six-month period was marked by higher inflation, rising interest rates, the ongoing war in Ukraine, and continued market volatility. Domestic equity indexes were mixed during the period. U.S. large-capitalization stocks were down 0.40%, as measured by the S&P 500® Index, while small-cap stocks returned 1.98%, as measured by the Russell 2000® Index. International equities suffered losses, with developed markets, as measured by the MSCI EAFE® Index (net), declining 3.59%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 8.15%.
In fixed income markets, the yield on the 10-year Treasury rose to 3.68% on November 30, 2022, from 2.85% on May 31, 2022, as the Federal Reserve (the “Fed”) continued its efforts to bring inflation under control. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 4.06% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 2.86%.
As 2023 begins, inflation has shown signs of slowing, and the Fed has indicated it may reduce the size of its interest rate increases. We maintain our focus on the long term, and our commitment to your financial success. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
January 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF June 1, 2022 TO November 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types  of costs: (1) transaction costs, including sales charges on purchases of Class A shares and (2) ongoing costs, including investment advisory fees, distribution and  service fees, and other expenses.
Class I shares are sold without sales charges and do not incur distribution and service fees. For further information  regarding applicable sales charges, see
Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Stone Harbor Emerging Markets Corporate Debt Fund
	Class A	$ 1,000.00	$ 975.30	1.27%	$ 6.29
	Class I	1,000.00	976.60	1.01	5.00
Stone Harbor Emerging Markets Debt Fund
	Class A	1,000.00	965.80	1.02	5.03
	Class I	1,000.00	966.80	0.74	3.65
Stone Harbor Emerging Markets Debt Allocation Fund
	Class A	1,000.00	966.70	0.24	1.18
	Class I	1,000.00	968.00	0.02	0.10
Stone Harbor High Yield Bond Fund
	Class A	1,000.00	974.80	0.92	4.55
	Class I	1,000.00	977.00	0.67	3.32
Stone Harbor Local Markets Fund
	Class A	1,000.00	980.00	1.27	6.30
	Class I	1,000.00	982.70	1.03	5.12
Stone Harbor Strategic Income Fund
	Class A	1,000.00	982.00	0.52	2.58
	Class I	1,000.00	983.30	0.27	1.34

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF June 1, 2022 TO November 30, 2022
		Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Stone Harbor Emerging Markets Corporate Debt Fund
	Class A	$ 1,000.00	$ 1,018.70	1.27%	$ 6.43
	Class I	1,000.00	1,020.00	1.01	5.11
Stone Harbor Emerging Markets Debt Fund
	Class A	1,000.00	1,019.95	1.02	5.17
	Class I	1,000.00	1,021.36	0.74	3.75
Stone Harbor Emerging Markets Debt Allocation Fund
	Class A	1,000.00	1,023.87	0.24	1.22
	Class I	1,000.00	1,024.97	0.02	0.10
Stone Harbor High Yield Bond Fund
	Class A	1,000.00	1,020.46	0.92	4.66
	Class I	1,000.00	1,021.71	0.67	3.40
Stone Harbor Local Markets Fund
	Class A	1,000.00	1,018.70	1.27	6.43
	Class I	1,000.00	1,019.90	1.03	5.22
Stone Harbor Strategic Income Fund
	Class A	1,000.00	1,022.46	0.52	2.64
	Class I	1,000.00	1,023.71	0.27	1.37

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
November 30, 2022
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Federal Reserve (the “Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Intercontinental Exchange (“ICE”)
An American Fortune 500 company formed in 2000 that operates global exchanges and clearing houses, and provides mortgage technology, data and listing services. The company owns exchanges for financial and commodity markets, and operates 12 regulated exchanges and marketplaces. This includes ICE futures exchanges in the United States, Canada and Europe, the Liffe futures exchanges in Europe, the New York Stock Exchange, equity options exchanges and over-the-counter energy, credit and equity markets.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Markit CDX® Emerging Markets Index (“CDX.EM”)
CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
November 30, 2022
For each Fund, the following tables present asset allocations within certain industries as a percentage of total investments as of November 30, 2022.
Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds and Notes		94%
Financial & Lease	16%
Exploration & Production	14
Electric	13
Metals, Mining & Steel	9
Wireless	8
Gaming	7
Midstream	5
Chemicals	3
Media Cable	3
Industrial Other	2
All other Corporate Bonds and Notes	14
Short-Term Investment		6
Total		100%
Stone Harbor Emerging Markets Debt Fund
Foreign Government Securities		58%
Corporate Bonds and Notes		34
Exploration & Production	16%
Electric	6
Refining	4
Financial & Lease	2
Wireless	2
All other Corporate Bonds and Notes	4
Short-Term Investment		5
Affiliated Mutual Funds		2
Credit Linked Notes		1
Total		100%

Stone Harbor Emerging Markets Debt Allocation Fund
Affiliated Mutual Funds	93%
Short-Term Investment	7
Total	100%
Stone Harbor High Yield Bond Fund
Corporate Bonds and Notes		98%
Exploration & Production	10%
Media Cable	8
Gaming	6
Financial & Lease	6
Health Care	6
Midstream	5
Automotive	5
Building Products	5
Industrial Other	4
Leisure	4
All other Corporate Bonds and Notes	39
Short-Term Investment		2
Total		100%

Stone Harbor Local Markets Fund
Foreign Government Securities		87%
Corporate Bonds and Notes		9
Wireless	5%
Financial & Lease	4
Short-Term Investment		4
Total		100%
Stone Harbor Strategic Income Fund
Affiliated Mutual Funds		59%
Corporate Bonds and Notes		14
Financial & Lease	6%
All other Corporate Bonds and Notes	8
Short-Term Investment		10
U.S. Government Securities		9
Mortgage-Backed Securities		8
Agency	6
Non-Agency	2
Total		100%

Stone Harbor Emerging Markets Corporate Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.9%
Argentina—2.5%
MSU Energy S.A. 144A 6.875%, 2/1/25(1)	$ 92	$ 59
YPF S.A.
144A 8.500%, 7/28/25(1)	16	12
RegS 8.500%, 7/28/25(2)	19	15
RegS 6.950%, 7/21/27(2)	133	89
		175

Brazil—7.5%
Adecoagro S.A. 144A 6.000%, 9/21/27(1)	8	7
Banco do Brasil S.A. 144A 9.000% (1)(3)	31	31
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(1)	13	10
BRF S.A. 144A 4.875%, 1/24/30(1)	32	26
Gol Finance S.A. 144A 7.000%, 1/31/25(1)	66	28
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(1)	10	8
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	37	31
JBS USA LUX S.A. 144A 4.375%, 2/2/52(1)	62	45
Klabin Austria GmbH
144A 3.200%, 1/12/31(1)	30	23
144A 7.000%, 4/3/49(1)	23	22
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	48	40
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	37	30
MV24 Capital B.V. 144A 6.748%, 6/1/34(1)	5	4
Natura & Co. Luxembourg Holdings S.a.r.l. 144A 6.000%, 4/19/29(1)	50	42
Petrobras Global Finance B.V. 6.900%, 3/19/49	35	31
Rumo Luxembourg S.a.r.l. 144A 4.200%, 1/18/32(1)	58	45
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	45	34
Usiminas International S.a.r.l. 144A 5.875%, 7/18/26(1)	76	73
		530

Chile—2.1%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	52	45
Celulosa Arauco y Constitucion S.A. 144A 5.500%, 4/30/49(1)	68	56
Cencosud S.A. 144A 4.375%, 7/17/27(1)	14	13
Inversiones CMPC S.A. 144A 3.000%, 4/6/31(1)	42	35
		149

	Par Value	Value

China—5.7%
Bank of China Ltd. RegS 5.000%, 11/13/24(2)	$ 46	$ 46
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	131	113
Golden Eagle Retail Group Ltd. RegS 4.625%, 5/21/23(2)	44	42
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	14	11
144A 3.240%, 6/3/50(1)	14	9
RegS 3.975%, 4/11/29(2)	25	23
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(2)	200	159
		403

Colombia—4.6%
AI Candelaria Spain S.A.
144A 7.500%, 12/15/28(1)	31	29
144A 5.750%, 6/15/33(1)	66	48
Ecopetrol S.A.
5.375%, 6/26/26	29	27
7.375%, 9/18/43	73	60
Geopark Ltd. 144A 5.500%, 1/17/27(1)	40	35
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(1)	65	57
Millicom International Cellular S.A. 144A 5.125%, 1/15/28(1)	28	25
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	61	45
		326

Ghana—0.9%
Tullow Oil plc
144A 7.000%, 3/1/25(1)	45	31
144A 10.250%, 5/15/26(1)	39	33
		64

Guatemala—1.2%
CT Trust 144A 5.125%, 2/3/32(1)	38	33
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	58	52
		85

Hong Kong—3.4%
CK Hutchison International 17 II Ltd. RegS 3.250%, 9/29/27(2)	50	46
Towngas Finance Ltd. RegS 4.750% (2)(3)	200	192
		238

India—5.5%
Bharti Airtel Ltd.
144A 3.250%, 6/3/31(1)	33	28
RegS 4.375%, 6/10/25(2)	15	15
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	61	52
See Notes to Financial Statements

Stone Harbor Emerging Markets Corporate Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value	Value

India—continued
JSW Hydro Energy Ltd. RegS 4.125%, 5/18/31(2)	$ 61	$ 52
Network i2i Ltd. 144A 5.650% (1)(3)	170	161
Reliance Industries Ltd. RegS 3.625%, 1/12/52(2)	43	29
Vedanta Resources Finance II plc
144A 13.875%, 1/21/24(1)	46	39
144A 8.950%, 3/11/25(1)	21	14
		390

Indonesia—4.9%
Freeport Indonesia PT
144A 4.763%, 4/14/27(1)	68	65
RegS 5.315%, 4/14/32(2)	30	28
Indika Energy Capital IV Pte Ltd.
144A 8.250%, 10/22/25(1)	6	6
RegS 8.250%, 10/22/25(2)	46	45
Indonesia Asahan Aluminium Persero PT 144A 5.450%, 5/15/30(1)	60	56
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	165	142
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	5	4
		346

Israel—7.7%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	94	77
Bank Leumi Le-Israel BM RegS, 144A 5.125%, 7/27/27(1)(2)	200	198
Leviathan Bond Ltd. RegS, 144A 6.750%, 6/30/30(1)(2)	134	126
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	164	142
		543

Jamaica—0.5%
Digicel International Finance Ltd.
144A 8.750%, 5/25/24(1)	16	14
144A 8.000%, 12/31/26(1)	34	17
Digicel Ltd. RegS 6.750%, 3/1/23(2)	15	6
		37

Kazakhstan—2.1%
KazMunayGas National Co. JSC RegS 3.500%, 4/14/33(2)	200	148
Macau—4.1%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	32	26
RegS 5.625%, 7/17/27(2)	37	30
RegS 5.750%, 7/21/28(2)	50	41
MGM China Holdings Ltd. RegS 5.875%, 5/15/26(2)	53	49
Studio City Co. Ltd. 144A 7.000%, 2/15/27(1)	54	49
	Par Value	Value

Macau—continued
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	$ 79	$ 66
144A 5.000%, 1/15/29(1)	38	27
		288

Malaysia—3.0%
Gohl Capital Ltd. RegS 4.250%, 1/24/27(2)	200	177
Resorts World Las Vegas LLC RegS 4.625%, 4/6/31(2)	50	33
		210

Mexico—7.1%
America Movil SAB de CV 144A 5.375%, 4/4/32(1)	33	30
Banco Mercantil del Norte S.A.
144A 6.750%(1)(3)	53	51
144A 7.500%(1)(3)	43	37
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	19	16
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	41	29
Cemex SAB de C.V.
144A 5.125%(1)(3)	57	50
144A 3.875%, 7/11/31(1)	54	44
Cometa Energia S.A. de C.V. 144A 6.375%, 4/24/35(1)	48	44
FEL Energy VI S.a.r.l. 144A 5.750%, 12/1/40(1)	10	8
Mexico Generadora de Energia S de rl 144A 5.500%, 12/6/32(1)	23	22
Petroleos Mexicanos
6.625%, 6/15/35	33	23
7.690%, 1/23/50	48	33
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(2)	58	50
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(1)	47	41
Southern Copper Corp. 6.750%, 4/16/40	21	23
		501

Nigeria—2.1%
Access Bank plc 144A 6.125%, 9/21/26(1)	28	22
Africa Finance Corp. 144A 2.875%, 4/28/28(1)	63	51
IHS Holding Ltd. 144A 6.250%, 11/29/28(1)	41	31
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	53	44
		148

Oman —0.4%
Oryx Funding Ltd. 144A 5.800%, 2/3/31(1)	28	26

See Notes to Financial Statements

Stone Harbor Emerging Markets Corporate Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value	Value

Peru—4.0%
Banco BBVA Peru S.A. RegS 5.250%, 9/22/29(2)	$ 40	$ 39
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	28	25
Inkia Energy Ltd. 144A 5.875%, 11/9/27(1)	112	106
Kallpa Generacion S.A.
144A 4.875%, 5/24/26(1)	22	21
144A 4.125%, 8/16/27(1)	53	48
Nexa Resources S.A. 144A 6.500%, 1/18/28(1)	45	43
		282

Saudi Arabia—3.2%
Acwa Power Management And Investments One Ltd. 144A 5.950%, 12/15/39(1)	103	96
Saudi Arabian Oil Co.
144A 3.500%, 4/16/29(1)	40	37
144A 4.375%, 4/16/49(1)	65	56
144A 3.250%, 11/24/50(1)	46	33
		222

Singapore—2.8%
BOC Aviation Ltd. (3 month LIBOR + 1.300%) RegS 5.975%, 5/21/25(2)(4)	200	197
South Africa—4.0%
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	50	43
Eskom Holdings SOC Ltd. 144A 6.750%, 8/6/23(1)	109	106
Liquid Telecommunications Financing plc 144A 5.500%, 9/4/26(1)	26	18
Prosus N.V.
144A 3.832%, 2/8/51(1)	19	11
RegS 3.680%, 1/21/30(2)	37	30
RegS 3.061%, 7/13/31(2)	72	53
Sasol Financing USA LLC 5.875%, 3/27/24	19	19
		280

South Korea—2.7%
LG Chem Ltd.
RegS 1.375%, 7/7/26(2)	50	43
RegS 2.375%, 7/7/31(2)	40	31
Shinhan Bank Co. Ltd. RegS 3.875%, 3/24/26(2)	60	56
Woori Bank RegS 4.750%, 4/30/24(2)	60	59
		189

Taiwan—0.9%
TSMC Arizona Corp.
3.875%, 4/22/27	14	13
4.125%, 4/22/29	23	22
	Par Value	Value

Taiwan—continued
TSMC Global Ltd. RegS 1.375%, 9/28/30(2)	$ 35	$ 27
		62

Tanzania—1.6%
HTA Group Ltd. 144A 7.000%, 12/18/25(1)	120	110
Thailand—1.6%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	50	41
PTT Treasury Center Co. Ltd. 144A 4.500%, 10/25/42(1)	52	42
Thaioil Treasury Center Co. Ltd. RegS 4.875%, 1/23/43(2)	40	31
		114

Turkey—1.9%
Akbank TAS
144A 5.125%, 3/31/25(1)	15	14
144A 6.797%, 4/27/28(1)	16	15
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	62	48
Turkiye Garanti Bankasi AS 144A 7.177%, 5/24/27(1)	60	54
		131

Ukraine—1.6%
Metinvest B.V.
144A 7.750%, 4/23/23(1)	60	49
144A 7.750%, 10/17/29(1)	75	38
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	55	29
		116

United Arab Emirates —2.6%
DP World plc 144A 4.700%, 9/30/49(1)	149	121
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	68	63
		184

Vietnam—1.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	111	94
Zambia—1.4%
First Quantum Minerals Ltd.
144A 6.500%, 3/1/24(1)	39	38
144A 7.500%, 4/1/25(1)	65	64
		102

Total Corporate Bonds and Notes (Identified Cost $7,524)		6,690

Total Long-Term Investments—94.9% (Identified Cost $7,524)		6,690

See Notes to Financial Statements

Stone Harbor Emerging Markets Corporate Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investment—6.0%
Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.606%)(6)	423,160	$ 423
Total Short-Term Investment (Identified Cost $423)		423

TOTAL INVESTMENTS—100.9% (Identified Cost $7,947)		$ 7,113
Other assets and liabilities, net—(0.9)%		(60)
NET ASSETS—100.0%		$ 7,053

Abbreviations:
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities amounted to a value of $4,373 or 62.0% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of November 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
Israel	8%
Brazil	7
Mexico	7
United States	6
China	6
India	5
Indonesia	5
Other	56
Total	100%
† % of total investments as of November 30, 2022.
The following table summarizes the value of the Fund’s investments as of November 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$6,690	$ —	$6,690
Money Market Mutual Fund	423	423	—
Total Investments	$7,113	$423	$6,690
There were no securities  valued using  significant unobservable inputs (Level 3) at November 30, 2022.
There were no transfers into or out of Level 3 related to securities held at November 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—56.1%
Angola —4.2%
Republic of Angola 144A 9.125%, 11/26/49(2)	$ 1,603	$ 1,316
Republic of Angola Via Avenir II B.V.
(6 month LIBOR + 4.500%) RegS 6.609%, 12/7/23(3)(4)(5)	1,335	1,321
(6 month LIBOR + 7.500%) RegS 10.447%, 7/1/23(3)(4)(5)	11,416	11,531
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	5,908	5,354
		19,522
Argentina—2.1%
Republic of Argentina
0.500%, 7/9/30(5)	10,915	2,887
1.500%, 7/9/35(5)	28,555	6,925
3.875%, 1/9/38(5)	51	15
1.500%, 7/9/46(5)	178	43
		9,870
Azerbaijan—0.2%
Republic of Azerbaijan RegS 3.500%, 9/1/32(4)	1,056	879
Benin—0.6%
Benin International Government Bond 144A 4.875%, 1/19/32(2)	3,483 EUR	2,813
Bermuda—0.3%
Government of Bermuda
RegS 3.717%, 1/25/27(4)	385	364
RegS 4.750%, 2/15/29(4)	866	841
		1,205
Brazil—2.5%
Federative Republic of Brazil
3.875%, 6/12/30	490	427
5.000%, 1/27/45	1,987	1,570
5.625%, 2/21/47	61	51
4.750%, 1/14/50	13,296	9,758
		11,806
Chile—1.0%
Republic of Chile
3.100%, 5/7/41	1,040	765
3.500%, 1/25/50	2,562	1,902
3.250%, 9/21/71	3,414	2,172
		4,839
Colombia—3.4%
Republic of Colombia
3.000%, 1/30/30	2,620	1,971
3.125%, 4/15/31	601	445
8.000%, 4/20/33	1,410	1,401
6.125%, 1/18/41	4,215	3,309
	Par Value(1)	Value

Colombia—continued
4.125%, 2/22/42	$ 158	$ 97
5.000%, 6/15/45	6,186	4,144
5.200%, 5/15/49	4,480	3,013
3.875%, 2/15/61	2,401	1,326
		15,706
Dominican Republic—2.8%
Dominican Republic
144A 4.875%, 9/23/32(2)	1,999	1,655
144A 6.000%, 2/22/33(2)	495	446
RegS 4.875%, 9/23/32(4)	1,239	1,026
RegS 5.300%, 1/21/41(4)	7,105	5,444
RegS 7.450%, 4/30/44(4)	2,218	2,065
RegS 6.500%, 2/15/48(4)	429	354
RegS 6.400%, 6/5/49(4)	1,813	1,468
RegS 5.875%, 1/30/60(4)	543	402
		12,860
Ecuador—2.4%
Republic of Ecuador
144A 0.000%, 7/31/30(2)	5,094	1,863
144A 5.500%, 7/31/30(2)(5)	2,003	1,213
144A 2.500%, 7/31/35(2)(5)	9,933	4,326
144A 1.500%, 7/31/40(2)(5)	2,920	1,158
RegS 2.500%, 7/31/35(4)(5)	2,903	1,264
RegS 1.500%, 7/31/40(4)(5)	3,423	1,357
		11,181
Egypt—3.5%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	1,208	988
144A 6.375%, 4/11/31(2)	5,204 EUR	3,804
144A 7.053%, 1/15/32(2)	1,455	1,077
144A 7.300%, 9/30/33(2)	365	262
144A 7.903%, 2/21/48(2)	2,896	1,861
144A 8.875%, 5/29/50(2)	5,715	3,872
144A 7.500%, 2/16/61(2)	2,420	1,537
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
RegS 4.750%, 4/16/26(4)	1,539 EUR	$ 1,327
RegS 5.875%, 2/16/31(4)	$ 1,820	1,285
		16,013
El Salvador—0.8%
Republic of El Salvador
144A 7.625%, 2/1/41(2)	1,994	723
RegS 8.625%, 2/28/29(4)	2,049	863
RegS 8.250%, 4/10/32(4)	436	180
RegS 7.625%, 2/1/41(4)	3,001	1,088
RegS 9.500%, 7/15/52(4)	1,671	683
		3,537
Ethiopia—0.1%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)	793	485
Gabon—0.3%
Republic of Gabon
144A 7.000%, 11/24/31(2)	1,208	995
RegS 6.625%, 2/6/31(4)	401	330
		1,325
Ghana—0.9%
Republic of Ghana
144A 10.750%, 10/14/30(2)	1,242	851
144A 8.875%, 5/7/42(2)	1,065	373
144A 8.950%, 3/26/51(2)	347	115
144A 8.750%, 3/11/61(2)	944	303
RegS 10.750%, 10/14/30(4)	2,549	1,746
RegS 8.627%, 6/16/49(4)	600	197
RegS 8.950%, 3/26/51(4)	2,200	730
		4,315
Guatemala—0.3%
Republic of Guatemala 144A 4.650%, 10/7/41(2)	1,697	1,330
Honduras—0.1%
Honduras Government RegS 5.625%, 6/24/30(4)	592	450
	Par Value(1)	Value

Hungary—1.6%
Hungary Government International Bond
144A 5.250%, 6/16/29(2)	$ 345	$ 331
144A 2.125%, 9/22/31(2)	3,627	2,698
RegS 4.250%, 6/16/31(4)	1,065 EUR	1,008
RegS 1.750%, 6/5/35(4)	2,371 EUR	1,667
RegS 1.500%, 11/17/50(4)	1,207 EUR	633
RegS 3.125%, 9/21/51(4)	1,850	1,108
		7,445
Indonesia—0.8%
Republic of Indonesia
4.300%, 3/31/52	1,048	879
144A 5.250%, 1/8/47(2)	439	423
RegS 6.750%, 1/15/44(4)	927	1,022
RegS 5.125%, 1/15/45(4)	1,501	1,426
		3,750
Ivory Coast—0.3%
Ivory Coast Government International Bond
144A 6.625%, 3/22/48(2)	1,055 EUR	788
RegS 6.625%, 3/22/48(4)	1,000 EUR	747
		1,535
Jordan—0.3%
Kingdom of Jordan RegS 7.375%, 10/10/47(4)	1,394	1,164
Kazakhstan—0.7%
Republic of Kazakhstan
144A 4.875%, 10/14/44(2)	1,673	1,486
144A 6.500%, 7/21/45(2)	628	651
RegS 1.500%, 9/30/34(4)	1,582 EUR	1,165
		3,302
Kenya—0.9%
Republic of Kenya
RegS 6.875%, 6/24/24(4)	975	899
144A 6.875%, 6/24/24(2)	1,221	1,126
144A 8.000%, 5/22/32(2)	2,208	1,916

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Kenya—continued
RegS 7.250%, 2/28/28(4)	$ 471	$ 417
		4,358

Lebanon—1.7%
Lebanese Republic
6.375%, 3/9/20(6)	2,089	121
6.150%, 6/19/20(6)	14,492	841
6.250%, 5/27/22(6)	6,726	401
6.400%, 5/26/23(6)	1,368	79
6.850%, 5/25/29(6)	5,626	316
8.200%, 5/17/33(6)	9,360	543
RegS 5.800%, 4/14/20(4)(6)	25,440	1,475
RegS 8.250%, 4/12/21(4)(6)	34,424	2,083
RegS 6.100%, 10/4/22(4)(6)	18,512	1,088
RegS 6.000%, 1/27/23(4)(6)	3,105	180
RegS 6.650%, 4/22/24(4)(6)	4,594	266
RegS 6.600%, 11/27/26(4)(6)	4,423	248
RegS 6.850%, 3/23/27(4)(6)	2,417	136
RegS 6.650%, 2/26/30(4)(6)	4,301	241
		8,018

Malaysia—1.4%
1MDB Global Investments RegS 4.400%, 3/9/23(4)	6,400	6,261
Mexico—2.4%
United Mexican States
2.250%, 8/12/36	1,839 EUR	1,391
4.280%, 8/14/41	1,582	1,277
5.000%, 4/27/51	708	603
3.771%, 5/24/61	8,659	5,856
3.750%, 4/19/71	2,811	1,876
		11,003

Mozambique—0.1%
Republic of Mozambique 144A 5.000%, 9/15/31(2)(5)	670	502
Nigeria—2.0%
Republic of Nigeria
144A 8.375%, 3/24/29(2)	880	729
144A 7.875%, 2/16/32(2)	800	610
144A 7.696%, 2/23/38(2)	1,838	1,278
144A 7.625%, 11/28/47(2)	630	414
144A 8.250%, 9/28/51(2)	7,826	5,341
	Par Value(1)	Value

Nigeria—continued
RegS 7.375%, 9/28/33(4)	$ 1,129	$ 823
		9,195

Pakistan—0.6%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	4,334	1,777
144A 6.875%, 12/5/27(2)	1,411	558
RegS 6.875%, 12/5/27(4)	1,039	411
RegS 7.875%, 3/31/36(4)	462	168
		2,914

Panama—3.6%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,659	2,102
Republic of Panama
2.252%, 9/29/32	10,067	7,590
4.500%, 4/16/50	1,000	770
4.500%, 4/1/56	6,545	4,901
3.870%, 7/23/60	1,541	1,026
4.500%, 1/19/63	688	502
		16,891

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	449	378
Poland—0.9%
Republic of Poland 5.750%, 11/16/32	3,816	4,016
Qatar—0.9%
State of Qatar
144A 4.817%, 3/14/49(2)	2,644	2,552
144A 4.400%, 4/16/50(2)	1,152	1,047
RegS 4.400%, 4/16/50(4)	687	624
		4,223

Romania—3.4%
Romania Government International Bond
144A 2.000%, 4/14/33(2)	883 EUR	621
144A 3.375%, 2/8/38(2)	4,315 EUR	3,122
144A 2.750%, 4/14/41(2)	2,899 EUR	1,769
144A 2.875%, 4/13/42(2)	1,969 EUR	1,203
144A 3.375%, 1/28/50(2)	1,435 EUR	906

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Romania—continued
144A 4.000%, 2/14/51(2)	$ 1,750	$ 1,162
RegS 3.624%, 5/26/30(4)	1,110 EUR	973
RegS 2.000%, 1/28/32(4)	1,010 EUR	734
RegS 2.000%, 4/14/33(4)	3,004 EUR	2,114
RegS 4.125%, 3/11/39(4)	2,543 EUR	1,928
RegS 2.875%, 4/13/42(4)	1,012 EUR	618
RegS 5.125%, 6/15/48(4)	668	532
RegS 4.000%, 2/14/51(4)	460	306
		15,988

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)	100	42
Saudi Arabia—3.7%
Saudi Government International Bond
144A 5.500%, 10/25/32(2)	4,496	4,710
144A 2.250%, 2/2/33(2)	2,986	2,408
144A 4.500%, 10/26/46(2)	1,449	1,266
144A 4.625%, 10/4/47(2)	2,277	2,012
144A 5.000%, 4/17/49(2)	1,520	1,413
144A 3.750%, 1/21/55(2)	3,437	2,659
RegS 4.500%, 10/26/46(4)	1,270	1,110
RegS 3.750%, 1/21/55(4)	2,341	1,811
		17,389

Senegal—0.2%
Republic of Senegal RegS 4.750%, 3/13/28(4)	1,107 EUR	985
South Africa—0.5%
Republic of South Africa 7.300%, 4/20/52	2,668	2,344
Sri Lanka—0.6%
Republic of Sri Lanka
144A 6.750%, 4/18/28(2)(6)	5,172	1,551
RegS 6.350%, 6/28/24(4)(6)	1,194	362
	Par Value(1)	Value

Sri Lanka—continued
RegS 6.200%, 5/11/27(4)(6)	$ 3,068	$ 936
		2,849

Tunisia—1.2%
Tunisian Republic
144A 6.375%, 7/15/26(2)	5,536 EUR	3,882
RegS 5.625%, 2/17/24(4)	2,132 EUR	1,827
		5,709

Ukraine—0.4%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(6)	437	98
144A 9.750%, 11/1/30(2)(6)	2,206	526
144A 6.876%, 5/21/31(2)(6)	1,198	250
RegS 7.750%, 9/1/28(4)(6)	734	171
RegS 7.750%, 9/1/29(4)(6)	3,258	765
RegS 9.750%, 11/1/30(4)(6)	272	65
		1,875

United Arab Emirates —1.2%
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	9,189	5,696
Venezuela—0.5%
Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	25,087	2,070
RegS 9.250%, 5/7/28(4)(6)	927	76
		2,146

Zambia—0.6%
Republic of Zambia
5.375%, 9/20/22(6)	5,095	2,140
5.375%, 9/20/22(6)	1,359	571
RegS 8.500%, 4/14/24(4)(6)	509	234
		2,945

Total Foreign Government Securities (Identified Cost $319,419)		261,059

Corporate Bonds and Notes—33.0%
Argentina—0.4%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	717	462
Pampa Energia S.A. 144A 7.500%, 1/24/27(2)	674	592

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Argentina—continued
YPF S.A. 144A 8.750%, 4/4/24(2)	$ 772	$ 714
		1,768

Azerbaijan—0.7%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	1,498	1,531
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	1,574	1,596
		3,127

Brazil—0.9%
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(2)	1,000	783
Gol Finance S.A. 144A 7.000%, 1/31/25(2)	1,083	455
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	1,124	927
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(2)	293	241
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	1,110	980
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	862	646
		4,032

Chile—0.5%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	1,207	1,042
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,491	1,435
		2,477

China—0.7%
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(4)	2,270	1,810
Wanda Properties Overseas Ltd.
RegS 6.950%, 12/5/22(4)	379	375
RegS 6.875%, 7/23/23(4)	1,103	987
		3,172

Colombia—1.4%
Geopark Ltd. 144A 5.500%, 1/17/27(2)	2,815	2,431
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(2)	1,284	1,130
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(2)	1,241	999
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	2,767	2,034
		6,594

Ghana—0.5%
Tullow Oil plc RegS 7.000%, 3/1/25(4)	3,271	2,241
	Par Value(1)	Value

Guatemala—0.3%
CT Trust 144A 5.125%, 2/3/32(2)	$ 1,836	$ 1,583
India—0.4%
Greenko Dutch B.V.
144A 3.850%, 3/29/26(2)	304	260
RegS 3.850%, 3/29/26(4)	262	224
Network i2i Ltd. 144A 5.650% (2)(7)	908	861
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(2)	637	417
		1,762

Indonesia—2.1%
Freeport Indonesia PT 144A 6.200%, 4/14/52(2)	1,775	1,531
Indonesia Asahan Aluminium Persero PT 144A 5.800%, 5/15/50(2)	3,499	2,865
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	2,928	2,249
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	1,879	1,819
Perusahaan Listrik Negara PT
RegS 5.250%, 10/24/42(4)	808	677
RegS 4.875%, 7/17/49(4)	1,048	809
PT Bakrie 0.000%, 12/22/22(8)	6,750,674 IDR	—
		9,950

Jamaica—0.4%
Digicel International Finance Ltd.
144A 8.750%, 5/25/24(2)	1,269	1,109
144A 8.750%, 5/25/24(2)	716	623
		1,732

Kazakhstan—2.4%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	865	639
144A 5.750%, 4/19/47(2)	763	573
144A 6.375%, 10/24/48(2)	3,518	2,810
RegS 5.375%, 4/24/30(4)	3,827	3,423
RegS 3.500%, 4/14/33(4)	985	727
KazTransGas JSC 144A 4.375%, 9/26/27(2)	3,319	2,962
		11,134

Macau—0.3%
Studio City Finance Ltd.
144A 6.000%, 7/15/25(2)	296	246
144A 6.500%, 1/15/28(2)	1,387	1,019
		1,265

Malaysia—0.4%
Petronas Capital Ltd. 144A 4.550%, 4/21/50(2)	2,251	2,023

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Mexico—9.0%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(7)	$ 1,419	$ 1,216
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	1,014	714
Comision Federal de Electricidad 144A 4.688%, 5/15/29(2)	2,904	2,528
Petroleos Mexicanos
6.700%, 2/16/32	9,579	7,384
6.625%, 6/15/35	1,268	891
6.500%, 6/2/41	1,655	1,059
7.690%, 1/23/50	12,077	8,221
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	23,208	20,111
		42,124

Nigeria—0.7%
Africa Finance Corp. 144A 2.875%, 4/28/28(2)	3,136	2,556
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	958	790
		3,346

Panama—0.3%
AES Panama Generation Holdings Srl 144A 4.375%, 5/31/30(2)	1,480	1,238
Peru—3.7%
Kallpa Generacion S.A. 144A 4.875%, 5/24/26(2)	1,461	1,383
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)	1,762	1,379
Petroleos del Peru S.A.
144A 5.625%, 6/19/47(2)	2,226	1,511
RegS 4.750%, 6/19/32(4)	1,255	972
RegS 5.625%, 6/19/47(4)	17,652	11,981
		17,226

Saudi Arabia—0.3%
Saudi Arabian Oil Co. 144A 3.500%, 4/16/29(2)	1,653	1,529
South Africa—2.7%
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(2)	7,067	6,612
144A 8.450%, 8/10/28(2)	2,165	1,986
RegS 7.125%, 2/11/25(4)	200	188
RegS 6.350%, 8/10/28(4)	2,161	2,021
Prosus N.V. 144A 3.061%, 7/13/31(2)	2,232	1,654
		12,461

Tanzania—0.3%
HTA Group Ltd. 144A 7.000%, 12/18/25(2)	1,567	1,442
Thailand—0.3%
GC Treasury Center Co. Ltd. 144A 4.300%, 3/18/51(2)	1,935	1,355
	Par Value(1)	Value

Turkey—0.2%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	$ 1,165	$ 908
Ukraine—0.3%
NAK Naftogaz Ukraine via Kondor Finance plc 144A 7.625%, 11/8/26(2)(3)(9)	3,297	593
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(9)	3,633	654
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)(8)	175	70
		1,317

United Arab Emirates —1.4%
DAE Funding LLC 144A 3.375%, 3/20/28(2)	612	535
DP World plc
144A 6.850%, 7/2/37(2)	511	531
144A 4.700%, 9/30/49(2)	1,408	1,139
RegS 4.700%, 9/30/49(4)	500	405
DP World Salaam RegS 6.000% (4)(7)	4,145	4,103
		6,713

Uzbekistan—0.8%
Uzauto Motors AJ
144A 4.850%, 5/4/26(2)	4,244	3,310
RegS 4.850%, 5/4/26(4)	697	544
		3,854

Venezuela—0.7%
Petroleos de Venezuela S.A.
RegS 6.000%, 5/16/24(4)(8)(9)	60,490	2,571
RegS 6.000%, 11/15/26(4)(8)(9)	3,307	141
RegS 5.375%, 4/12/27(4)(9)	600	25
RegS 9.750%, 5/17/35(4)(9)	11,517	489
		3,226

Vietnam—0.6%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	3,106	2,640
Zambia—0.3%
First Quantum Minerals Ltd. 144A 6.875%, 10/15/27(2)	1,444	1,370
Total Corporate Bonds and Notes (Identified Cost $205,113)		153,609

	Shares
Affiliated Mutual Funds—2.2%
Fixed Income Funds—2.2%
Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I(10)(11)	576,219	4,333
Virtus Stone Harbor Local Markets Fund Class I(10)(11)(12)	788,382	5,819
Total Affiliated Mutual Funds (Identified Cost $10,968)		10,152

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value
Credit Linked Notes—1.2%
Iraq—1.2%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(8)	356,246 JPY	$ 2,202
(Counterparty: BOA) 3.088%, 1/1/28(5)(8)	162,429 JPY	1,002
(Counterparty: BOA) 3.213%, 1/1/28(5)(8)	349,566 JPY	2,160
Total Credit Linked Notes (Identified Cost $8,172)		5,364

Total Long-Term Investments—92.5% (Identified Cost $543,672)		430,184

	Shares
Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.606%)(11)	19,950,269	19,950
Total Short-Term Investment (Identified Cost $19,950)		19,950

TOTAL INVESTMENTS—96.8% (Identified Cost $563,622)		$450,134
Other assets and liabilities, net—3.2%		14,902
NET ASSETS—100.0%		$465,036

Abbreviations:
CDS	Credit Default Swap
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities amounted to a value of $168,156 or 36.2% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of November 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default; no interest payments are being received.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Non-income producing.

Counterparties:
BCLY	Barclays
BOA	Bank of America
CITI	Citibank
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	12%
United States	7
Colombia	5
Angola	4
Saudi Arabia	4
Panama	4
Peru	4
Other	60
Total	100%
† % of total investments as of November 30, 2022.
Forward foreign currency exchange contracts as of November 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	6,975	USD	7,152	JPM	01/27/23	$140	$ —
USD	3,145	EUR	3,061	CITI	01/27/23	—	(55)
USD	39,724	EUR	39,364	JPM	01/27/23	—	(1,429)
USD	4,870	JPY	713,344	JPM	01/27/23	—	(336)
Total						$140	$ (1,820)

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
Over-the-counter credit default swaps - sell protection(1) outstanding as of November 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Turkey CDS	Quarterly	BCLY	1.000%	06/20/27	$21,502	$(3,242)	$(4,597)	$1,355	$—
Total						$(3,242)	$(4,597)	$1,355	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of November 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$153,609	$ —	$150,827	$2,782
Foreign Government Securities	261,059	—	261,059	—
Credit Linked Notes	5,364	—	—	5,364
Affiliated Mutual Funds	10,152	10,152	—	—
Money Market Mutual Fund	19,950	19,950	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	140	—	140	—
Total Assets	450,274	30,102	412,026	8,146
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(1,820)	—	(1,820)	—
Over-the-Counter Credit Default Swap	(3,242)	—	(3,242)	—
Total Liabilities	(5,062)	—	(5,062)	—
Total Investments	$445,212	$30,102	$406,964	$8,146
Securities held by the Fund with an end of period value of $2,782 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $42 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities	Corporate Bonds And Notes	Credit Linked Notes
Investments in Securities
Balance as of May 31, 2022:	$ 7,752	$ 1,314	$ —	$ 6,438
Accrued discount/(premium)	71	6	—	65
Net realized gain (loss)	(5,132)	(4,970)	—	(162)
Net change in unrealized appreciation (depreciation)(a)	6,164	6,564	—	(400)
Sales (b)	(3,449)	(2,872)	—	(577)
Transfers into Level 3(c)	2,782	—	2,782	—
Transfers from Level 3(c)	(42)	(42)	—	—
Balance as of November 30, 2022	$ 8,146	$ —	$ 2,782	$ 5,364
(a) The net change in unrealized appreciation (depreciation) on investments still held at November 30, 2022, was $6,164.
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of November 30, 2022 for any investment security where a change in the pricing level occurred from the beginning to the end of the period
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds—93.5%
Fixed Income Funds—93.5%
Virtus Stone Harbor Emerging Markets Debt Fund Class I(1)(2)	122,203	$ 867
Virtus Stone Harbor Local Markets Fund Class I(1)(2)(3)	123,762	913
Total Affiliated Mutual Funds (Identified Cost $1,746)		1,780

Total Long-Term Investments—93.5% (Identified Cost $1,746)		1,780

Short-Term Investment—6.7%
Money Market Mutual Fund—6.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.606%)(2)	127,757	128
Total Short-Term Investment (Identified Cost $128)		128

TOTAL INVESTMENTS—100.2% (Identified Cost $1,874)		$1,908
Other assets and liabilities, net—(0.2)%		(3)
NET ASSETS—100.0%		$1,905
Footnote Legend:
(1)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of November 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2022	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$1,780	$1,780
Money Market Mutual Fund	128	128
Total Investments	$1,908	$1,908
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at November 30, 2022.
There were no transfers into or out of Level 3 related to securities held at November 30, 2022.
See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.3%
Airlines—2.7%
Air Canada 144A 3.875%, 8/15/26(1)	$ 832	$ 761
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	795	740
VistaJet Malta Finance plc 144A 7.875%, 5/1/27(1)	1,329	1,205
		2,706
Automotive—5.0%
Clarios Global LP
144A 6.250%, 5/15/26(1)	520	515
144A 8.500%, 5/15/27(1)	789	772
Ford Motor Credit Co. LLC
7.350%, 11/4/27	1,091	1,132
5.113%, 5/3/29	2,721	2,537
		4,956
Building Products—4.7%
Griffon Corp. 5.750%, 3/1/28	1,064	990
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	1,549	1,067
Park River Holdings, Inc.
144A 5.625%, 2/1/29(1)	705	481
144A 6.750%, 8/1/29(1)	361	247
Specialty Building Products Holdings LLC 144A 6.375%, 9/30/26(1)	1,356	1,120
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	816	703
		4,608
Chemicals—2.8%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)	1,278	963
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	1,276	1,053
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	930	767
		2,783
Consumer Products—1.8%
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	971	806
Newell Brands, Inc. 6.625%, 9/15/29	1,002	984
		1,790
Containers & Packaging—1.7%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	871	737
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,030	964
		1,701
	Par Value	Value

Drillers & Services—2.5%
Archrock Partners LP 144A 6.250%, 4/1/28(1)	$ 1,053	$ 977
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	506	500
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	1,103	1,042
		2,519
Electric—3.4%
Calpine Corp. 144A 4.500%, 2/15/28(1)	940	860
Covanta Holding Corp. 5.000%, 9/1/30	852	728
NRG Energy, Inc. 5.750%, 1/15/28	269	258
Vistra Operations Co. LLC
144A 5.625%, 2/15/27(1)	945	914
144A 5.000%, 7/31/27(1)	599	562
		3,322
Exploration & Production—9.3%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	757	772
144A 5.375%, 3/1/30(1)	198	186
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	1,062	957
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	914	882
144A 5.875%, 2/1/29(1)	113	108
Chord Energy Corp. 144A 6.375%, 6/1/26(1)	132	129
CrownRock LP 144A 5.000%, 5/1/29(1)	290	267
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,313	1,250
144A 5.750%, 2/1/29(1)	100	92
144A 6.000%, 4/15/30(1)	102	94
Murphy Oil Corp. 5.875%, 12/1/27	492	475
Occidental Petroleum Corp.
8.875%, 7/15/30	1,943	2,227
7.500%, 5/1/31	327	355
7.875%, 9/15/31	167	183
SM Energy Co.
5.625%, 6/1/25	481	468
6.500%, 7/15/28	843	824
		9,269
Financial & Lease—6.1%
Acrisure LLC
144A 7.000%, 11/15/25(1)	1,065	1,001
144A 6.000%, 8/1/29(1)	606	485
Alliant Holdings Intermediate LLC
144A 6.750%, 10/15/27(1)	1,010	930
144A 5.875%, 11/1/29(1)	445	380
Discover Financial Services 6.700%, 11/29/32	385	392
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	1,448	1,158
See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value	Value

Financial & Lease—continued
OneMain Finance Corp.
7.125%, 3/15/26	$ 904	$ 876
3.500%, 1/15/27	580	475
6.625%, 1/15/28	369	339
		6,036
Food, Beverages & Tobacco—2.8%
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(1)	1,889	1,520
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	1,579	1,229
		2,749
Gaming—6.1%
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	171	159
Churchill Downs, Inc. 144A 4.750%, 1/15/28(1)	365	336
International Game Technology plc 144A 5.250%, 1/15/29(1)	789	743
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	282	259
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	1,198	976
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	1,082	954
Scientific Games International, Inc. 144A 7.250%, 11/15/29(1)	1,281	1,255
VICI Properties LP 144A 4.125%, 8/15/30(1)	457	396
Wynn Resorts Finance LLC 144A 7.750%, 4/15/25(1)	1,004	1,006
		6,084
Health Care—5.9%
AdaptHealth LLC
144A 4.625%, 8/1/29(1)	896	748
144A 5.125%, 3/1/30(1)	198	168
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	1,231	1,003
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	1,455	1,110
Encompass Health Corp.
4.500%, 2/1/28	401	361
4.625%, 4/1/31	114	98
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(2)	1,462	1,095
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	1,397	1,267
		5,850
Home Builders—2.3%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	86	66
KB Home
4.800%, 11/15/29	350	303
7.250%, 7/15/30	697	665
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	794	654
	Par Value	Value

Home Builders—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 756	$ 613
		2,301
Industrial Other—4.3%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	1,242	1,025
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	1,286	951
United Rentals North America, Inc.
3.750%, 1/15/32	1,166	969
144A 6.000%, 12/15/29(1)	193	194
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,110	1,124
		4,263
Leisure—3.9%
Carnival Corp.
144A 7.625%, 3/1/26(1)	1,140	961
144A 5.750%, 3/1/27(1)	93	69
144A 6.000%, 5/1/29(1)	304	216
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	412	338
144A 7.750%, 2/15/29(1)	368	294
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	858	661
Royal Caribbean Cruises Ltd.
144A 5.500%, 8/31/26(1)	511	443
144A 11.625%, 8/15/27(1)	678	697
144A 5.500%, 4/1/28(1)	241	197
		3,876
Media Cable—7.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	637	427
Altice France S.A.
144A 5.125%, 1/15/29(1)	102	82
144A 5.125%, 7/15/29(1)	1,072	845
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	836	759
144A 4.500%, 8/15/30(1)	1,510	1,272
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	1,387	1,080
144A 4.125%, 12/1/30(1)	1,652	1,268
DISH DBS Corp.
7.750%, 7/1/26	122	102
7.375%, 7/1/28	493	364
5.125%, 6/1/29	626	412
144A 5.250%, 12/1/26(1)	617	530
144A 5.750%, 12/1/28(1)	444	360
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	200	179
		7,680
Media Other—3.3%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	1,465	1,113
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,665	1,270

See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value	Value

Media Other—continued
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	$ 955	$ 931
		3,314
Midstream—5.4%
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	232	237
144A 5.750%, 3/1/27(1)	465	444
144A 5.750%, 1/15/28(1)	557	526
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	43	36
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	797	687
Genesis Energy LP
8.000%, 1/15/27	572	546
7.750%, 2/1/28	1,275	1,217
Hess Midstream Operations LP
144A 4.250%, 2/15/30(1)	161	138
144A 5.500%, 10/15/30(1)	843	773
Holly Energy Partners LP
144A 6.375%, 4/15/27(1)	171	167
144A 5.000%, 2/1/28(1)	644	587
		5,358
Paper & Forest Products—1.0%
Mercer International, Inc. 5.125%, 2/1/29	1,167	1,002
Refining—1.0%
Parkland Corp. 144A 4.625%, 5/1/30(1)	569	477
Sunoco LP 4.500%, 4/30/30	570	495
		972
Restaurants—0.6%
New Red Finance 144A 3.875%, 1/15/28(1)	684	610
Retail Food & Drug—1.2%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(1)	283	262
144A 5.875%, 2/15/28(1)	514	491
144A 4.875%, 2/15/30(1)	533	476
		1,229
Retail Non Food & Drug—3.3%
Asbury Automotive Group, Inc. 144A 4.625%, 11/15/29(1)	86	75
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	1,002	838
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	659	483
144A 7.875%, 5/1/29(1)	670	396
PetSmart, Inc.
144A 4.750%, 2/15/28(1)	564	515
	Par Value	Value

Retail Non Food & Drug—continued
144A 7.750%, 2/15/29(1)	$ 1,066	$ 986
		3,293
Satellite—1.5%
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,039	966
Intelsat Jackson Holdings S.A. Escrow 5.500%, 8/1/23(3)	464	—
Viasat, Inc. 144A 5.625%, 4/15/27(1)	521	479
		1,445

Services Other—3.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,063	928
GFL Environmental, Inc.
144A 4.000%, 8/1/28(1)	207	177
144A 4.750%, 6/15/29(1)	446	391
144A 4.375%, 8/15/29(1)	761	653
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	1,623	1,509
		3,658
Technology—0.8%
Ciena Corp. 144A 4.000%, 1/31/30(1)	86	72
Rackspace Technology Global, Inc. 144A 3.500%, 2/15/28(1)	1,022	701
		773
Transport Other—1.0%
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	727	631
144A 5.000%, 12/1/29(1)	430	341
		972
Wirelines—0.5%
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	639	526
Total Corporate Bonds and Notes (Identified Cost $106,581)		95,645
Leveraged Loans—0.1%
Health Care—0.1%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 7.691%, 10/10/25(4)	281	78
Total Leveraged Loans (Identified Cost $281)		78

Shares
Common Stocks—0.1%
Exploration & Production—0.0%
Alta Mesa Holdings LP Escrow(3)(5)	400,000	—

See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Shares	Value
Satellite—0.1%
Intelsat Emergence S.A.(3)(5)	4,338	$ 95
Total Common Stocks (Identified Cost $157)		95

Rights—0.0%
Satellite—0.0%
Intelsat Jackson Holdings S.A. Series A(3)(5)	454	—
Intelsat Jackson Holdings S.A. Series B(3)(5)	454	—
Total Rights (Identified Cost $—)		—

Total Long-Term Investments—96.5% (Identified Cost $107,019)		95,818

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.606%)(6)	1,388,628	1,389
Total Short-Term Investment (Identified Cost $1,389)		1,389

TOTAL INVESTMENTS—97.9% (Identified Cost $108,408)		$97,207
Other assets and liabilities, net—2.1%		2,050
NET ASSETS—100.0%		$99,257

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities amounted to a value of $74,643 or 75.2% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of November 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Canada	7
France	2
Switzerland	1
Netherlands	1
Total	100%
† % of total investments as of November 30, 2022.

The following table summarizes the value of the Fund’s investments as of November 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$95,645	$ —	$95,645	$— (1)
Leveraged Loans	78	—	78	—
Equity Securities:
Common Stocks	95	—	—	95 (1)
Rights	—	—	—	— (1)
Money Market Mutual Fund	1,389	1,389	—	—
Total Investments	$97,207	$1,389	$95,723	$95

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at November 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended November 30, 2022.
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—75.5%
Brazil—10.5%
Brazil Letra Tesouro Nacional 0.000%, 7/1/23(2)	700 BRL	$ 125
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/23	160 BRL	31
Series F 10.000%, 1/1/25	700 BRL	128
Series F 10.000%, 1/1/27	6,800 BRL	1,203
Series F 10.000%, 1/1/31	340 BRL	57
		1,544
Chile—0.9%
Bonos Tesoreria Pesos 5.000%, 3/1/35	120,000 CLP	130
China—2.7%
China Government Bond 3.720%, 4/12/51	2,690 CNY	402
Colombia—9.8%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	8,491,000 COP	1,432
Czech Republic—3.7%
Czech Republic
RegS 2.400%, 9/17/25(3)	7,250 CZK	287
RegS 0.950%, 5/15/30(3)	3,700 CZK	121
RegS 4.200%, 12/4/36(3)	3,460 CZK	141
		549
Egypt—2.1%
Arab Republic of Egypt
13.765%, 1/5/24	1,420 EGP	55
16.100%, 5/7/29	2,910 EGP	108
RegS 4.750%, 4/16/26(3)	175 EUR	151
		314
Hungary—1.5%
Hungary Government Bond
4.750%, 11/24/32	89,700 HUF	174
3.000%, 10/27/38	30,000 HUF	43
		217
Indonesia—7.9%
Indonesia Government Bond
8.375%, 3/15/24	4,800,000 IDR	313
8.375%, 3/15/34	2,270,000 IDR	158
7.500%, 5/15/38	10,488,000 IDR	682
		1,153
	Par Value(1)	Value

Malaysia—4.8%
Malaysia Government Bond
3.906%, 7/15/26	600 MYR	$ 135
3.885%, 8/15/29	970 MYR	214
2.632%, 4/15/31	500 MYR	100
3.582%, 7/15/32	1,200 MYR	258
		707
Mexico—9.2%
Mex Bonos Desarr
5.500%, 3/4/27	14,660 MXN	657
7.750%, 5/29/31	3,860 MXN	182
8.000%, 11/7/47	11,300 MXN	514
		1,353
Peru—1.0%
Bonos De Tesoreria
5.400%, 8/12/34	230 PEN	49
5.350%, 8/12/40	490 PEN	98
		147
Poland—2.4%
Poland Government Bond
2.750%, 4/25/28	410 PLN	76
1.750%, 4/25/32	1,900 PLN	283
		359
Romania—2.8%
Romania Government Bond 3.650%, 9/24/31	2,590 RON	407
Russia—2.6%
Russia Government Bond - OFZ 7.600%, 7/20/22(4)(5)	126,870 RUB	374
South Africa—9.8%
Republic of South Africa
8.500%, 1/31/37	30,577 ZAR	1,408
6.500%, 2/28/41	980 ZAR	36
		1,444
Thailand—3.4%
Thailand Government Bond
1.585%, 12/17/35	12,650 THB	298
4.675%, 6/29/44	6,350 THB	202
		500
Turkey—0.4%
European Bank for Reconstruction & Development 30.000%, 9/1/23	1,070 TRY	54
Total Foreign Government Securities (Identified Cost $15,916)		11,086

See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Corporate Bonds and Notes—7.8%
Mexico—4.6%
America Movil SAB de C.V. 6.450%, 12/5/22	130 MXN	$ 675
Poland—3.2%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	2,500 PLN	463
Total Corporate Bonds and Notes (Identified Cost $1,285)		1,138

Total Long-Term Investments—83.3% (Identified Cost $17,201)		12,224

	Shares
Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.606%)(6)	461,664	462
Total Short-Term Investment (Identified Cost $462)		462

TOTAL INVESTMENTS—86.4% (Identified Cost $17,663)		$12,686
Other assets and liabilities, net—13.6%		1,995
NET ASSETS—100.0%		$14,681

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; no interest payments are being received.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
CITI	Citibank
GS	Goldman Sachs & Co.
HSBC	Hong Kong & Shanghai Bank
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	16%
Brazil	12
South Africa	11
Colombia	11
Indonesia	9
Poland	7
Malaysia	6
Other	28
Total	100%
† % of total investments as of November 30, 2022.

Forward foreign currency exchange contracts as of November 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	1,390	USD	267	CITI	01/04/23	$ —	$ (1)
BRL	210	USD	39	JPM	01/04/23	1	—
CLP	126,700	USD	138	CITI	01/10/23	3	—
CLP	154,800	USD	168	GS	01/10/23	4	—
CNH	4,300	USD	621	HSBC	12/14/22	—	(10)
CNH	8,560	USD	1,222	JPM	12/14/22	—	(6)
CZK	11,600	USD	468	JPM	12/12/22	27	—
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of November 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	152	USD	153	JPM	01/27/23	$ 6	$ —
HUF	136,000	USD	314	GS	01/13/23	26	—
IDR	6,150,000	USD	388	JPM	02/07/23	3	—
MXN	15,330	USD	790	CITI	01/09/23	—	(1)
MXN	10,010	USD	515	JPM	01/09/23	1	—
MYR	2,800	USD	627	GS	01/03/23	3	—
PEN	870	USD	218	JPM	12/14/22	8	—
PLN	1,740	USD	348	JPM	01/13/23	36	—
RON	720	USD	148	JPM	02/09/23	4	—
THB	6,800	USD	182	CITI	12/06/22	11	—
THB	28,400	USD	761	GS	12/06/22	45	—
THB	21,700	USD	587	JPM	12/06/22	29	—
TRY	1,600	USD	82	JPM	12/13/22	4	—
USD	180	THB	6,800	CITI	12/06/22	—	(13)
USD	430	THB	16,300	JPM	12/06/22	—	(33)
USD	400	CZK	10,000	JPM	12/12/22	—	(26)
USD	794	CNH	5,775	JPM	12/14/22	—	(26)
USD	25	PEN	100	JPM	12/14/22	—	(1)
USD	262	BRL	1,390	CITI	01/04/23	—	(5)
USD	106	BRL	585	JPM	01/04/23	—	(6)
USD	779	MXN	15,330	CITI	01/09/23	—	(10)
USD	294	MXN	5,800	GS	01/09/23	—	(4)
USD	694	MXN	13,630	JPM	01/09/23	—	(7)
USD	128	CLP	116,000	CITI	01/10/23	—	(1)
USD	208	HUF	88,000	GS	01/13/23	—	(14)
USD	163	PLN	800	JPM	01/13/23	—	(14)
USD	443	COP	2,148,000	CITI	01/17/23	2	—
USD	475	COP	2,319,000	JPM	01/17/23	—	(1)
USD	300	EUR	298	JPM	01/27/23	—	(12)
USD	70	RON	340	JPM	02/09/23	—	(1)
USD	78	ZAR	1,400	JPM	02/14/23	—	(2)
ZAR	400	USD	23	JPM	02/14/23	—	— (1)
Total						$213	$(194)

Footnote Legend:
(1)	Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of November 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 1,138	$ —	$ 1,138	$ —
Foreign Government Securities	11,086	—	10,712	374
Money Market Mutual Fund	462	462	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	213	—	213	—
Total Assets	12,899	462	12,063	374
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(194)	—	(194)	—
Total Liabilities	(194)	—	(194)	—
Total Investments	$12,705	$462	$11,869	$374
There were no transfers into or out of Level 3 related to securities held at November 30, 2022.
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2022:	$ 640	$ 640
Net realized gain (loss)	(6,520)	(6,520)
Net change in unrealized appreciation (depreciation)(a)	8,234	8,234
Sales (b)	(1,980)	(1,980)
Balance as of November 30, 2022	$ 374	$ 374
(a) The net change in unrealized appreciation (depreciation) on investments still held at November 30, 2022, was $248.
(b) Includes paydowns on securities.
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.3%
U.S. Treasury Bonds 2.500%, 2/15/46	$ 225	$ 172
U.S. Treasury Notes
2.125%, 5/15/25	325	309
2.000%, 8/15/25	550	520
2.750%, 4/30/27	500	477
2.750%, 2/15/28	300	285
1.250%, 8/15/31	450	370
2.875%, 5/15/32	500	469
Total U.S. Government Securities (Identified Cost $2,860)		2,602

Mortgage-Backed Securities—8.0%
Agency—6.3%
Federal Home Loan Mortgage Corporation 2016-SC01, 2A 3.500%, 7/25/46	15	14
Federal National Mortgage Association Pool #AR8557 3.000%, 7/1/27	22	21
Federal National Mortgage Association TBA 2.500%(2)	3,000	2,566
		2,601

Non-Agency—1.7%
BB-UBS Trust 2012-TFT, A 144A 2.892%, 6/5/30(3)	10	10
BX Commercial Mortgage Trust 2019-IMC, B (1 month LIBOR + 1.300%, Cap N/A, Floor 1.300%) 144A 5.173%, 4/15/34(3)(4)	100	96
CLNY Trust 2019-IKPR, A (1 month LIBOR + 1.129%, Cap N/A, Floor 1.129%) 144A 5.004%, 11/15/38(3)(4)	50	47
Commercial Mortgage Pass Through Certificates 2012-LTRT, A2 144A 3.400%, 10/5/30(3)	72	61
HMH Trust 2017-NSS, A 144A 3.062%, 7/5/31(3)	50	48
Hudsons Bay Simon JV Trust 2015-HB10, A10 144A 4.155%, 8/5/34(3)	125	109
JP Morgan Chase Commercial Mortgage Securities Trust
2006-LDP9, AMS 5.337%, 5/15/47	87	82
2014-DSTY, A 144A 3.429%, 6/10/27(3)	60	27
MBRT 2019-MBR, A (1 month LIBOR + 1.100%, Cap N/A, Floor 0.850%) 144A 5.075%, 11/15/36(3)(4)	75	73
Morgan Stanley Capital I Trust 2019-BPR, D (1 month LIBOR + 4.250%, Cap N/A, Floor 4.00%) 144A 8.123%, 5/15/36(3)(4)	75	66
Starwood Retail Property Trust 2014-STAR, A (1 month LIBOR + 1.470%, Cap N/A, Floor 1.470%) 144A 5.346%, 11/15/27(3)(4)	44	30
	Par Value(1)	Value

Non-Agency—continued
Verus Securitization Trust 2021-3, A1 144A 1.046%, 6/25/66(3)(4)	$ 73	$ 59
		708

Total Mortgage-Backed Securities (Identified Cost $3,247)		3,309

Asset-Backed Securities—0.3%
Automobiles—0.1%
Avis Budget Rental Car Funding AESOP LLC 2017-2A, A 144A 2.970%, 3/20/24(3)	50	50
Credit Card—0.1%
Citibank Credit Card Issuance Trust 2017-A5, A5 (1 month LIBOR + 0.620%) 4.577%, 4/22/26(4)	25	25
Other—0.1%
New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1, AT1 144A 1.426%, 8/15/53(3)	50	48
Total Asset-Backed Securities (Identified Cost $125)		123

Corporate Bonds and Notes—14.7%
Aerospace & Defense—0.4%
Boeing Co. (The) 3.600%, 5/1/34	75	61
Lockheed Martin Corp.
5.250%, 1/15/33	50	52
5.700%, 11/15/54	50	54
		167

Automotive—0.4%
General Motors Financial Co., Inc. 1.250%, 1/8/26	75	66
Hyundai Capital America
144A 3.000%, 2/10/27(3)	50	45
144A 2.100%, 9/15/28(3)	25	20
Mercedes-Benz Finance North America LLC 144A 5.375%, 11/26/25(3)	50	50
		181

Chemicals—0.1%
Huntsman International LLC 2.950%, 6/15/31	75	59
Consumer Products—0.2%
Colgate-Palmolive Co. 3.250%, 8/15/32	100	91
Electric—1.3%
Duke Energy Corp. 3.500%, 6/15/51	75	53
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Electric—continued
Electricite de France S.A. 144A 4.500%, 9/21/28(3)	$ 75	$ 71
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	75	63
Exelon Corp. 144A 2.750%, 3/15/27(3)	100	92
NSTAR Electric Co. 4.550%, 6/1/52	50	46
PacifiCorp 5.350%, 12/1/53	125	126
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(3)	75	72
		523
Exploration & Production—0.6%
BP Capital Markets plc 4.375% (2)	50	48
Continental Resources, Inc. 4.375%, 1/15/28	75	69
Diamondback Energy, Inc. 6.250%, 3/15/33	125	129
		246
Financial & Lease—5.8%
Air Lease Corp.
3.625%, 12/1/27	75	67
3.000%, 2/1/30	25	21
Bank of America Corp.
2.496%, 2/13/31	75	62
2.482%, 9/21/36	75	57
Barclays plc
7.325%, 11/2/26	50	51
2.279%, 11/24/27	75	64
Boston Properties LP 3.400%, 6/21/29	75	65
Capital One Financial Corp. 2.618%, 11/2/32	75	57
Citigroup, Inc.
4.400%, 6/10/25	25	25
4.450%, 9/29/27	100	96
Credit Suisse Group AG 144A 1.305%, 2/2/27(3)	75	59
CubeSmart LP 3.000%, 2/15/30	75	63
Deutsche Bank AG
1.447%, 4/1/25	50	46
2.129%, 11/24/26	75	66
Discover Financial Services 6.700%, 11/29/32	50	51
DNB Bank ASA 144A 1.605%, 3/30/28(3)	75	64
Goldman Sachs Group, Inc. (The)
0.855%, 2/12/26	25	23
2.640%, 2/24/28	75	67
HSBC Holdings plc
1.645%, 4/18/26	25	22
1.589%, 5/24/27	25	21
Intesa Sanpaolo SpA Series XR 144A 4.000%, 9/23/29(3)	75	65
	Par Value(1)	Value

Financial & Lease—continued
JPMorgan Chase & Co.
2.595%, 2/24/26	$ 75	$ 71
Subordinate Notes 3.625%, 12/1/27	50	47
Kemper Corp. 2.400%, 9/30/30	75	59
KeyBank NA 4.900%, 8/8/32	100	93
Kimco Realty Corp. 4.600%, 2/1/33	50	47
Mizuho Financial Group, Inc. 2.564%, 9/13/31	75	57
Morgan Stanley 2.484%, 9/16/36	125	93
Nomura Holdings, Inc. 2.172%, 7/14/28	125	103
Office Properties Income Trust 2.400%, 2/1/27	75	54
Societe Generale S.A. 144A 1.488%, 12/14/26(3)	100	86
Standard Chartered plc
144A 1.456%, 1/14/27(3)	25	21
144A 3.265%, 2/18/36(3)	25	18
144A 5.700%, 3/26/44(3)	25	22
Sumitomo Mitsui Financial Group, Inc. 2.142%, 9/23/30	25	19
Synchrony Financial
3.700%, 8/4/26	50	46
2.875%, 10/28/31	100	76
UBS Group AG 144A 2.746%, 2/11/33(3)	150	117
US Bancorp 4.967%, 7/22/33	100	96
WEA Finance LLC 144A 2.875%, 1/15/27(3)	50	43
Wells Fargo & Co. 3.350%, 3/2/33	125	107
		2,387
Food, Beverages & Tobacco—0.5%
Conagra Brands, Inc. 1.375%, 11/1/27	75	62
Mondelez International, Inc. 2.625%, 3/17/27	75	68
PepsiCo, Inc. 2.750%, 3/19/30	75	67
		197
Health Care—0.8%
Baxter International, Inc. 2.272%, 12/1/28	75	65
CSL Finance plc 144A 4.750%, 4/27/52(3)	75	68
HCA, Inc. 144A 4.625%, 3/15/52(3)	75	61
Merck & Co., Inc. 1.450%, 6/24/30	25	20
Pfizer, Inc. 4.000%, 12/15/36	50	46

See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Universal Health Services, Inc. 144A 1.650%, 9/1/26(3)	$ 75	$ 64
		324

Home Builders—0.1%
MDC Holdings, Inc. 2.500%, 1/15/31	50	35
Industrial Other—0.3%
CNH Industrial Capital LLC 1.875%, 1/15/26	75	68
Flowserve Corp. 3.500%, 10/1/30	50	42
		110

Lodging—0.2%
Marriott International, Inc. Series HH 2.850%, 4/15/31	75	61
Media Cable—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	75	71
Metals, Mining & Steel—0.2%
Glencore Funding LLC 144A 2.500%, 9/1/30(3)	75	61
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	50	34
		95

Midstream—0.6%
Boardwalk Pipelines LP 4.800%, 5/3/29	50	47
Enbridge, Inc. 2.500%, 2/14/25	75	71
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	75	71
Williams Cos., Inc. (The) 2.600%, 3/15/31	75	62
		251

Refining—0.2%
Phillips 66 2.150%, 12/15/30	75	61
Restaurants—0.1%
McDonald’s Corp. 4.600%, 9/9/32	50	50
Retail Non Food & Drug—0.3%
O’Reilly Automotive, Inc. 4.700%, 6/15/32	50	49
Tapestry, Inc. 3.050%, 3/15/32	75	58
		107

	Par Value(1)	Value

Services Other—0.4%
Equifax, Inc. 2.350%, 9/15/31	$ 75	$ 58
Waste Management, Inc. 2.950%, 6/1/41	75	57
Western Union Co. (The) 1.350%, 3/15/26	75	65
		180

Technology—1.0%
Apple, Inc. 3.350%, 8/8/32	125	115
Broadcom, Inc. 144A 3.187%, 11/15/36(3)	100	73
Tencent Holdings Ltd. 144A 3.595%, 1/19/28(3)	50	46
Texas Instruments, Inc. 4.100%, 8/16/52	75	67
TSMC Arizona Corp. 4.500%, 4/22/52	75	68
TSMC Global Ltd. 144A 1.000%, 9/28/27(3)	50	41
		410

Transport Other—0.1%
FedEx Corp. 4.400%, 1/15/47	75	60
Wireless—0.4%
T-Mobile USA, Inc. 3.875%, 4/15/30	100	92
Vodafone Group plc 4.250%, 9/17/50	75	59
		151

Wirelines—0.5%
AT&T, Inc.
2.300%, 6/1/27	20	18
2.250%, 2/1/32	50	39
3.650%, 9/15/59	50	35
Magallanes, Inc. 144A 4.279%, 3/15/32(3)	75	64
TELUS Corp. 3.400%, 5/13/32	75	65
		221

Total Corporate Bonds and Notes (Identified Cost $6,772)		6,038

	Shares
Affiliated Mutual Funds—61.8%
Fixed Income Funds—61.8%
Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I(5)(6)	269,057	2,023
Virtus Stone Harbor Emerging Markets Debt Fund Class I(5)(6)	1,415,405	10,035
Virtus Stone Harbor High Yield Bond Fund Class I(5)(6)	1,785,721	12,375

See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
	Shares	Value
Fixed Income Funds—continued
Virtus Stone Harbor Local Markets Fund Class I(5)(6)(7)	142,102	$ 1,049
Total Affiliated Mutual Funds (Identified Cost $29,565)		25,482

Total Long-Term Investments—91.1% (Identified Cost $42,569)		37,554

Short-Term Investments—13.0%
Money Market Mutual Fund—10.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.606%)(6)	4,151,548	4,152
Total Money Market Mutual Fund (Identified Cost $4,152)		4,152

	Par Value
U.S. Government Security—2.9%
U.S. Treasury Bills 0.000%, 1/12/23(8)	$ 1,200	1,195
Total U.S. Government Security (Identified Cost $1,195)		1,195

Total Short-Term Investments (Identified Cost $5,347)		5,347

TOTAL INVESTMENTS—104.1% (Identified Cost $47,916)		$42,901
Other assets and liabilities, net—(4.1)%		(1,673)
NET ASSETS—100.0%		$41,228

Abbreviations:
CDX.EM	Credit Default Swap Index Emerging Markets
HSBC	Hong Kong & Shanghai Bank
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
Nomura	Nomura Global Financial Products, Inc.
TBA	To-be-announced
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	No contractual maturity date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities amounted to a value of $2,110 or 5.1% of net assets.
(4)	Variable rate security. Rate disclosed is as of November 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Non-income producing.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citibank
GS	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CHF	Swiss Franc
EUR	Euro
GBP	United Kingdom Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

Exchange-traded futures contracts as of November 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
5 Year U.S. Treasury Note Future	March 2023	5	$ 543	$ 2	$ —
10 Year U.K. Gilt Future	March 2023	3	380	—	(1)
				$ 2	$ (1)
Short Contracts:
10 Year Euro-Bund Future	December 2022	(11)	(1,613)	6	—
10 Year U.S. Treasury Note Future	March 2023	(89)	(10,102)	—	(59)
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of November 30, 2022 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
10 Year U.S. Ultra Bond Future	March 2023	(1)	$ (136)	$—	$ (2)
				6	(61)
Total				$ 8	$ (62)

Forward foreign currency exchange contracts as of November 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	270	USD	283	CITI	12/21/22	$ 4	$ —
CHF	270	USD	282	GS	12/21/22	4	—
EUR	350	USD	351	JPM	12/14/22	14	—
EUR	90	USD	91	CITI	12/19/22	3	—
EUR	180	GBP	155	GS	12/21/22	1	—
EUR	491	USD	492	JPM	12/21/22	19	—
GBP	158	EUR	180	CITI	12/21/22	3	—
GBP	18	USD	21	JPM	01/27/23	1	—
USD	262	EUR	250	GS	12/14/22	1	—
USD	92	EUR	90	CITI	12/19/22	—	(2)
USD	96	CHF	90	GS	12/21/22	— (1)	—
USD	504	EUR	491	GS	12/21/22	—	(8)
USD	4	GBP	3	JPM	12/21/22	— (1)	—
USD	186	MXN	3,650	JPM	12/21/22	—	(2)
USD	207	EUR	206	JPM	01/27/23	—	(8)
Total						$50	$(20)

Footnote Legend:
(1)	Amount is less than $500.

Centrally cleared credit default swaps - buy protection(1) outstanding as of November 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.S38	Quarterly	ICE	1.000%	12/20/27	$(4,030)	$231	$354	$—	$ (123)
Total						$231	$354	$—	$ (123)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Financial Statements

Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of November 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 123	$ —	$ 123
Corporate Bonds and Notes	6,038	—	6,038
Mortgage-Backed Securities	3,309	—	3,309
U.S. Government Securities	3,797	—	3,797
Affiliated Mutual Funds	25,482	25,482	—
Money Market Mutual Fund	4,152	4,152	—
Other Financial Instruments:
Futures Contracts	8	8	—
Forward Foreign Currency Exchange Contracts	50	—	50
Total Assets	42,959	29,642	13,317
Liabilities:
Other Financial Instruments:
Futures Contracts	(62)	(62)	—
Forward Foreign Currency Exchange Contracts	(20)	—	(20)
Centrally Cleared Credit Default Swap	231	—	231
Total Liabilities	149	(62)	211
Total Investments	$43,108	$29,580	$13,528
There were no securities valued  using  significant unobservable inputs (Level 3) at November 30, 2022.
There were no transfers into or out of Level 3 related to securities held at November 30, 2022.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2022
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Corporate Debt Fund	Stone Harbor Emerging Markets Debt Fund	Stone Harbor Emerging Markets Debt Allocation Fund
Assets
Investment in securities at value(1)	$ 7,113	$ 439,982	$ 128
Investment in affiliates at value(2)	—	10,152	1,780
Foreign currency at value(3)	—	19	—
Cash	50	2,650	50
Cash pledged as collateral for forward foreign currency exchange contracts	—	1,600	—
Cash pledged as collateral for swap contracts	—	3,270	—
Unrealized appreciation on forward foreign currency exchange contracts	—	140	—
Receivables
Investment securities sold	—	11,874	3
Fund shares sold	—	1,341	—
Receivable from adviser	1	—	—
Dividends and interest	105	7,838	— (a)
Tax reclaims	1	30	—
Prepaid Trustees’ retainer	— (a)	9	— (a)
Prepaid expenses	—	19	— (a)
Other assets	1	55	— (a)
Total assets	7,271	478,979	1,961
Liabilities
Over-the-counter swap at value(4)	—	3,242	—
Unrealized depreciation on forward foreign currency exchange contracts	—	1,820	—
Payables
Fund shares repurchased	—	732	3
Investment securities purchased	163	7,677	—
Investment advisory fees	—	176	4
Distribution and service fees	— (a)	— (a)	— (a)
Administration and accounting fees	1	38	1
Transfer agent and sub-transfer agent fees and expenses	—	—	1
Professional fees	39	52	31
Trustee deferred compensation plan	1	55	— (a)
Interest expense and/or commitment fees	1	21	— (a)
Other accrued expenses	13	130	16
Total liabilities	218	13,943	56
Net Assets	$ 7,053	$ 465,036	$ 1,905
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 12,566	$ 979,155	$ 10,365
Accumulated earnings (loss)	(5,513)	(514,119)	(8,460)
Net Assets	$ 7,053	$ 465,036	$ 1,905
Net Assets:
Class A	$ 92	$ 88	$ 94
Class I	$ 6,961	$ 464,948	$ 1,811
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	12,255	12,407	12,887
Class I	926,274	65,556,342	249,329
Net Asset Value and Redemption Price Per Share:*
Class A	$ 7.50	$ 7.09	$ 7.26
Class I	$ 7.52	$ 7.09	$ 7.27
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
November 30, 2022
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Corporate Debt Fund	Stone Harbor Emerging Markets Debt Fund	Stone Harbor Emerging Markets Debt Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 7.79	$ 7.37	$ 7.54
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 7,947	$ 552,654	$ 128
(2) Investment in affiliates at cost	$ —	$ 10,968	$ 1,746
(3) Foreign currency at cost	$ —	$ 19	$ —
(4) Includes premiums paid (received) on swaps	$ —	$ (4,597)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
November 30, 2022
(Reported in thousands except shares and per share amounts)
	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Assets
Investment in securities at value(1)	$ 97,207	$ 12,686	$ 17,419
Investment in affiliates at value(2)	—	—	25,482
Foreign currency at value(3)	—	36	358
Cash	100	100	51
Due from broker	—	—	86
Cash pledged as collateral for futures contracts	—	—	285
Cash pledged as collateral for swap contracts	—	—	178
Unrealized appreciation on forward foreign currency exchange contracts	—	213	50
Receivables
Investment securities sold	411	2,358	—
Receivable from adviser	—	—	1
Dividends and interest	1,668	302	81
Tax reclaims	—	14	1
Prepaid Trustees’ retainer	2	1	1
Prepaid expenses	—	—	7
Other assets	12	2	5
Total assets	99,400	15,712	44,005
Liabilities
Due from Broker	—	—	10
Variation margin payable on cleared swaps	—	—	17
Variation margin payable on futures contracts	—	—	41
Unrealized depreciation on forward foreign currency exchange contracts	—	194	20
Payables
Fund shares repurchased	—	2	—
Investment securities purchased	—	674	2,595
Investment advisory fees	36	5	—
Distribution and service fees	— (a)	— (a)	— (a)
Administration and accounting fees	9	2	4
Transfer agent and sub-transfer agent fees and expenses	5	—	3
Professional fees	43	42	39
Trustee deferred compensation plan	12	2	5
Interest expense and/or commitment fees	3	11	— (a)
Other accrued expenses	35	99	43
Total liabilities	143	1,031	2,777
Net Assets	$ 99,257	$ 14,681	$ 41,228
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 138,091	$ 226,621	$ 47,688
Accumulated earnings (loss)	(38,834)	(211,940)	(6,460)
Net Assets	$ 99,257	$ 14,681	$ 41,228
Net Assets:
Class A	$ 140	$ 95	$ 94
Class I	$ 99,117	$ 14,586	$ 41,134
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	20,197	12,970	11,259
Class I	14,309,392	1,977,532	4,939,756
Net Asset Value and Redemption Price Per Share:*
Class A	$ 6.92	$ 7.36	$ 8.32
Class I	$ 6.93	$ 7.38	$ 8.33
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
November 30, 2022
(Reported in thousands except shares and per share amounts)
	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 7.19	$ 7.65	$ 8.64
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 108,408	$ 17,663	$ 18,351
(2) Investment in affiliates at cost	$ —	$ —	$ 29,565
(3) Foreign currency at cost	$ —	$ 35	$ 354

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED November 30, 2022
($ reported in thousands)
	Stone Harbor Emerging Markets Corporate Debt Fund	Stone Harbor Emerging Markets Debt Fund	Stone Harbor Emerging Markets Debt Allocation Fund
Investment Income
Dividends	$ 4	$ 282	$ 1
Dividends from affiliates	—	114	95
Interest	220	21,883	—
Foreign taxes withheld	(3)	(112)	—
Total investment income	221	22,167	96
Expenses
Investment advisory fees	29	1,676	24
Distribution and service fees, Class A	— (1)	— (1)	— (1)
Administration and accounting fees	8	283	8
Transfer agent fees and expenses	2	122	2
Sub-transfer agent fees and expenses, Class I	2	21	— (1)
Custodian fees	— (1)	14	2
Printing fees and expenses	— (1)	24	— (1)
Professional fees	17	78	10
Interest expense and/or commitment fees	— (1)	12	— (1)
Registration fees	44	16	28
Trustees’ fees and expenses	— (1)	17	— (1)
Miscellaneous expenses	5	46	9
Total expenses	107	2,309	83
Less net expenses reimbursed and/or waived by investment adviser(2)	(73)	(235)	(82)
Net expenses	34	2,074	1
Net investment income (loss)	187	20,093	95
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(166)	(122,261)	(1)
Investments in affiliates	—	—	(997)
Foreign currency transactions	—	(3,679)	—
Forward foreign currency exchange contracts	—	4,461	(1)
Swaps	—	725	—
Net change in unrealized appreciation (depreciation) on:
Investments	(186)	70,734	—
Investments in affiliates	—	(99)	204
Foreign currency transactions	—	77	—
Forward foreign currency exchange contracts	—	(1,448)	(4)
Swaps	—	1,211	—
Net realized and unrealized gain (loss) on investments	(352)	(50,279)	(799)
Net increase (decrease) in net assets resulting from operations	$(165)	$ (30,186)	$(704)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED November 30, 2022
($ reported in thousands)
	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Investment Income
Dividends	$ 18	$ 11	$ 48
Dividends from affiliates	—	—	703
Interest	3,125	1,698	161
Foreign taxes withheld	—	(21)	— (1)
Total investment income	3,143	1,688	912
Expenses
Investment advisory fees	244	173	103
Distribution and service fees, Class A	— (1)	— (1)	— (1)
Administration and accounting fees	54	27	23
Transfer agent fees and expenses	22	11	9
Sub-transfer agent fees and expenses, Class I	1	4	— (1)
Custodian fees	3	5	2
Printing fees and expenses	3	3	1
Professional fees	27	24	18
Interest expense and/or commitment fees	1	1	— (1)
Registration fees	34	39	28
Trustees’ fees and expenses	2	2	1
Miscellaneous expenses	8	7	5
Total expenses	399	296	190
Less net expenses reimbursed and/or waived by investment adviser(2)	(74)	(59)	(140)
Net expenses	325	237	50
Net investment income (loss)	2,818	1,451	862
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,843)	(10,297)	(441)
Investments in affiliates	—	—	(213)
Foreign currency transactions	—	(8,652)	1
Foreign capital gains tax	—	(49)	—
Forward foreign currency exchange contracts	—	(397)	(21)
Futures	—	—	739
Swaps	—	—	27
Net change in unrealized appreciation (depreciation) on:
Investments	(2,429)	13,728	(286)
Investments in affiliates	—	—	(1,090)
Foreign currency transactions	—	(11)	7
Forward foreign currency exchange contracts	—	35	10
Futures	—	—	(68)
Swaps	—	—	(155)
Net realized and unrealized gain (loss) on investments	(5,272)	(5,643)	(1,490)
Net increase (decrease) in net assets resulting from operations	$(2,454)	$ (4,192)	$ (628)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Stone Harbor Emerging Markets Corporate Debt Fund		Stone Harbor Emerging Markets Debt Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 187	$ 308	$ 20,093	$ 59,896
Net realized gain (loss)	(166)	(135)	(120,754)	(78,244)	(1)
Net change in unrealized appreciation (depreciation)	(186)	(922)	70,475	(176,170)
Decrease in net assets resulting from operations	(165)	(749)	(30,186)	(194,518)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A*	(2)	(1)	(3)	(1)
Class I	(180)	(317)	(21,197)	(60,380)
Total dividends and distributions to shareholders	(182)	(318)	(21,200)	(60,381)
Change in Net Assets from Capital Transactions (See Note 6):
Class A*	—	100	—	100
Class I	342	1,331	(214,702)	(410,972)
Increase (decrease) in net assets from capital transactions	342	1,431	(214,702)	(410,872)
Net increase (decrease) in net assets	(5)	364	(266,088)	(665,771)
Net Assets
Beginning of period	7,058	6,694	731,124	1,396,895
End of Period	$ 7,053	$ 7,058	$ 465,036	$ 731,124

*	Inception date April 11, 2022.
(1)	See Note 12 in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Stone Harbor Emerging Markets Debt Allocation Fund		Stone Harbor High Yield Bond Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 95	$ 390	$ 2,818	$ 4,753
Net realized gain (loss)	(999)	(269)	(2,843)	(585)
Net change in unrealized appreciation (depreciation)	200	(3,138)	(2,429)	(10,600)
Decrease in net assets resulting from operations	(704)	(3,017)	(2,454)	(6,432)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A*	—	—	(3)	(1)
Class I	—	(433)	(2,577)	(4,960)
Total dividends and distributions to shareholders	—	(433)	(2,580)	(4,961)
Change in Net Assets from Capital Transactions (See Note 6):
Class A*	—	100	45	100
Class I	(5,639)	(7,209)	2,461	15,153
Increase (decrease) in net assets from capital transactions	(5,639)	(7,109)	2,506	15,253
Net increase (decrease) in net assets	(6,343)	(10,559)	(2,528)	3,860
Net Assets
Beginning of period	8,248	18,807	101,785	97,925
End of Period	$ 1,905	$ 8,248	$ 99,257	$ 101,785

*	Inception date April 11, 2022.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Stone Harbor Local Markets Fund		Stone Harbor Strategic Income Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,451	$ 5,572	$ 862	$ 945
Net realized gain (loss)	(19,395)	(6,926)	92	398
Net change in unrealized appreciation (depreciation)	13,752	(17,252)	(1,582)	(3,500)
Decrease in net assets resulting from operations	(4,192)	(18,606)	(628)	(2,157)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A*	—	—	(2)	(—) (1)
Class I	—	—	(958)	(800)
Total dividends and distributions to shareholders	—	—	(960)	(800)
Change in Net Assets from Capital Transactions (See Note 6):
Class A*	—	100	— (1)	100
Class I	(58,229)	(65,384)	4,209	9,914
Increase (decrease) in net assets from capital transactions	(58,229)	(65,284)	4,209	10,014
Net increase (decrease) in net assets	(62,421)	(83,890)	2,621	7,057
Net Assets
Beginning of period	77,102	160,992	38,607	31,550
End of Period	$ 14,681	$ 77,102	$ 41,228	$ 38,607

*	Inception date April 11, 2022.
(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Stone Harbor Emerging Markets Corporate Debt Fund
Class A
6/1/22 to 11/30/22(6)	$ 7.89	0.20	(0.40)	(0.20)	(0.19)	(0.19)	(0.39)	$7.50	(2.47) %	$ 92	1.27% (7)	3.48%	5.31%	13%
4/11/22 (8) to 5/31/22	8.16	0.05	(0.22)	(0.17)	(0.10)	(0.10)	(0.27)	7.89	(2.10)	97	1.27 (9)	3.15	4.50	14 (10)
Class I
6/1/22 to 11/30/22(6)	$ 7.91	0.21	(0.40)	(0.19)	(0.20)	(0.20)	(0.39)	$7.52	(2.34) %	$ 6,961	1.01% (7)	3.19%	5.56%	13%
6/1/21 to 5/31/22	9.25	0.40	(1.33)	(0.93)	(0.41)	(0.41)	(1.34)	7.91	(10.40)	6,961	1.02 (9)	3.21	4.49	14
6/1/20 to 5/31/21	8.17	0.45	1.10	1.55	(0.47)	(0.47)	1.08	9.25	19.25	6,694	1.01 (11)	3.46	4.99	55
6/1/19 to 5/31/20	8.82	0.42	(0.64)	(0.22)	(0.43)	(0.43)	(0.65)	8.17	(2.71)	5,666	1.01 (11)	1.95	4.68	168
6/1/18 to 5/31/19	8.80	0.45	0.03	0.48	(0.46)	(0.46)	0.02	8.82	5.71	13,078	1.01 (11)	2.15	5.21	63
6/1/17 to 5/31/18	9.14	0.44	(0.36)	0.08	(0.42)	(0.42)	(0.34)	8.80	0.80	11,503	1.01 (11)	2.19	4.76	115

Stone Harbor Emerging Markets Debt Fund
Class A
6/1/22 to 11/30/22(6)	$ 7.63	0.24	(0.51)	(0.27)	(0.27)	(0.27)	(0.54)	$7.09	(3.42) %	$ 88	1.02% (7)	1.18%	6.98%	73%
4/11/22 (8) to 5/31/22	8.06	0.06	(0.38)	(0.32)	(0.11)	(0.11)	(0.43)	7.63	(3.93)	95	1.02 (11)	1.10	6.09	104 (10)
Class I
6/1/22 to 11/30/22(6)	$ 7.63	0.25	(0.51)	(0.26)	(0.28)	(0.28)	(0.54)	$7.09	(3.32) %	$ 464,948	0.74% (7)	0.83%	7.19%	73%
6/1/21 to 5/31/22	9.82	0.46	(2.18)	(1.72)	(0.47)	(0.47)	(2.19)	7.63	(18.08)	731,029	0.74 (11)	0.75	4.96	104
6/1/20 to 5/31/21	8.92	0.51	0.85	1.36	(0.46)	(0.46)	0.90	9.82	15.31	1,396,895	0.73 (11)	0.73	5.18	106
6/1/19 to 5/31/20	9.73	0.47	(0.74)	(0.27)	(0.54)	(0.54)	(0.81)	8.92	(3.02)	1,094,713	0.72 (11)	0.72	4.89	118
6/1/18 to 5/31/19	9.99	0.56	(0.21)	0.35	(0.61)	(0.61)	(0.26)	9.73	3.82	1,212,774	0.71 (11)	0.71	5.81	104
6/1/17 to 5/31/18	10.60	0.58	(0.56)	0.02	(0.63)	(0.63)	(0.61)	9.99	0.08	1,207,251	0.71 (11)	0.71	5.53	108

Stone Harbor Emerging Markets Debt Allocation Fund
Class A
6/1/22 to 11/30/22(6)	$ 7.51	0.13	(0.38)	(0.25)	—	—	(0.25)	$7.26	(3.33) %	$ 94	0.24% (7)	2.81%	3.80%	22%
4/11/22 (8) to 5/31/22	7.76	0.02	(0.27)	(0.25)	—	—	(0.25)	7.51	(3.22)	97	0.26	2.14	2.12	12 (10)
Class I
6/1/22 to 11/30/22(6)	$ 7.51	0.10	(0.34)	(0.24)	—	—	(0.24)	$7.27	(3.20) %	$ 1,811	0.02% (7)	2.45%	2.81%	22%
6/1/21 to 5/31/22	9.32	0.21	(1.80)	(1.59)	(0.22)	(0.22)	(1.81)	7.51	(17.38)	8,151	—	1.48	2.37	12
6/1/20 to 5/31/21	8.61	0.20	0.86	1.06	(0.35)	(0.35)	0.71	9.32	12.26	18,807	0.02	1.32	2.13	29
6/1/19 to 5/31/20	8.95	0.27	(0.36)	(0.09)	(0.25)	(0.25)	(0.34)	8.61	(1.21)	31,267	0.03	1.22	2.98	21
6/1/18 to 5/31/19	9.25	0.33	(0.33)	—	(0.30)	(0.30)	(0.30)	8.95	0.20	28,213	0.05	1.21	3.70	38
6/1/17 to 5/31/18	9.55	0.31	(0.28)	0.03	(0.33)	(0.33)	(0.30)	9.25	0.21	28,159	0.05	1.19	3.21	33

Stone Harbor High Yield Bond Fund
Class A
6/1/22 to 11/30/22(6)	$ 7.28	0.19	(0.37)	(0.18)	(0.18)	(0.18)	(0.36)	$6.92	(2.52) %	$ 140	0.92% (7)	1.15%	5.55%	24%
4/11/22 (8) to 5/31/22	7.48	0.04	(0.15)	(0.11)	(0.09)	(0.09)	(0.20)	7.28	(1.38)	97	0.92 (11)	1.12	4.12	55 (10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Stone Harbor High Yield Bond Fund (Continued)
Class I
6/1/22 to 11/30/22(6)	$ 7.28	0.20	(0.37)	(0.17)	(0.18)	(0.18)	(0.35)	$6.93	(2.30) %	$ 99,117	0.67% (7)	0.82%	5.76%	24%
6/1/21 to 5/31/22	8.14	0.37	(0.85)	(0.48)	(0.38)	(0.38)	(0.86)	7.28	(6.11)	101,688	0.67 (11)	0.80	4.61	55
6/1/20 to 5/31/21	7.53	0.38	0.60	0.98	(0.37)	(0.37)	0.61	8.14	13.19	97,925	0.66 (11)	0.88	4.76	94
6/1/19 to 5/31/20	7.88	0.42	(0.34)	0.08	(0.43)	(0.43)	(0.35)	7.53	0.96	65,454	0.66 (11)	0.88	5.36	57
6/1/18 to 5/31/19	7.91	0.43	(0.02)	0.41	(0.44)	(0.44)	(0.03)	7.88	5.36	88,562	0.66 (11)	0.84	5.51	54
6/1/17 to 5/31/18	8.31	0.43	(0.36)	0.07	(0.47)	(0.47)	(0.40)	7.91	0.87	103,035	0.66 (11)	0.77	5.25	58

Stone Harbor Local Markets Fund
Class A
6/1/22 to 11/30/22(6)	$ 7.51	0.23	(0.38)	(0.15)	—	—	(0.15)	$7.36	(2.00) %	$ 95	1.27% (7)(11)	1.62%	6.45%	39%
4/11/22 (8) to 5/31/22	7.71	0.05	(0.25)	(0.20)	—	—	(0.20)	7.51	(2.59)	97	1.27 (9)(11)	1.53	5.24	67 (10)
Class I
6/1/22 to 11/30/22(6)	$ 7.51	0.23	(0.36)	(0.13)	—	—	(0.13)	$7.38	(1.73) %	$ 14,586	1.03% (7)(11)	1.28%	6.30%	39%
6/1/21 to 5/31/22	9.03	0.41	(1.93)	(1.52)	—	—	(1.52)	7.51	(16.83)	77,005	1.01 (11)	1.14	4.87	67
6/1/20 to 5/31/21	8.34	0.40	0.29	0.69	—	—	0.69	9.03	8.27	160,992	1.01 (11)	1.04	4.60	95
6/1/19 to 5/31/20	8.30	0.47	(0.42)	0.05	(0.01)	(0.01)	0.04	8.34	0.59	329,596	0.96 (11)	0.96	5.53	103
6/1/18 to 5/31/19	8.64	0.51	(0.74)	(0.23)	(0.11)	(0.11)	(0.34)	8.30	(2.60)	719,558	0.90 (11)	0.90	6.28	101
6/1/17 to 5/31/18	8.76	0.56	(0.59)	(0.03)	(0.09)	(0.09)	(0.12)	8.64	(0.33)	1,048,339	0.90 (11)	0.90	6.13	119

Stone Harbor Strategic Income Fund
Class A
6/1/22 to 11/30/22(6)	$ 8.68	0.18	(0.34)	(0.16)	(0.20)	(0.20)	(0.36)	$8.32	(1.80) %	$ 94	0.52% (7)	1.37%	4.28%	53%
4/11/22 (8) to 5/31/22	8.89	0.06	(0.24)	(0.18)	(0.03)	(0.03)	(0.21)	8.68	(1.98)	98	0.51	1.35	5.04	120 (10)
Class I
6/1/22 to 11/30/22(6)	$ 8.69	0.19	(0.34)	(0.15)	(0.21)	(0.21)	(0.36)	$8.33	(1.67) %	$ 41,134	0.27% (7)	1.02%	4.61%	53%
6/1/21 to 5/31/22	9.64	0.28	(0.99)	(0.71)	(0.24)	(0.24)	(0.95)	8.69	(7.49)	38,509	0.24	1.13	3.01	120
6/1/20 to 5/31/21	9.13	0.37	0.54	0.91	(0.40)	(0.40)	0.51	9.64	10.05	31,550	0.07	1.13	3.84	13
6/1/19 to 5/31/20	9.58	0.38	(0.54)	(0.16)	(0.29)	(0.29)	(0.45)	9.13	(1.75)	30,622	0.08	1.12	3.99	7
6/1/18 to 5/31/19	9.64	0.37	(0.04)	0.33	(0.39)	(0.39)	(0.06)	9.58	3.58	32,489	0.06	1.09	3.94	8
6/1/17 to 5/31/18	9.90	0.40	(0.34)	0.06	(0.32)	(0.32)	(0.26)	9.64	0.60	33,451	0.07	1.01	4.03	29

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Inception date.
(9)	Includes borrowing costs of 0.02% to average net assets.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Includes borrowing costs of 0.01% to average net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2022
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified, except Stone Harbor Local Markets Fund which is non-diversified.
Before each Fund identified below commenced operations, on April 8, 2022, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Stone Harbor Investment Funds, a Massachusetts business trust (each, a“Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “Stone Harbor Reorganization”) among the Trust, on behalf of the Funds, Stone Harbor Investment Funds, on behalf of the Predecessor Funds, Stone Harbor Investment Partners, LLC and Virtus Alternative Investment Advisers, Inc.. As a result of each Stone Harbor Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the Stone Harbor Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the Stone Harbor Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Stone Harbor Emerging Markets Corporate Debt Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Emerging Markets Debt Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Emerging Markets Debt Allocation Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor High Yield Bond Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Local Markets Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Strategic Income Fund	Seeking to maximize total return, which consists of income on its investments and capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Class I shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the

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principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
J.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
K.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
M.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
N.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a

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result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
O.	Credit Linked Notes
The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months (the “period”) ended November 30, 2022, the Stone Harbor Strategic Income Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Cash deposited as margin is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for forward foreign currency contracts”.
During the period ended November 30, 2022, the Stone Harbor Emerging Markets Debt Fund, Stone Harbor Emerging Markets Debt Allocation Fund, Stone Harbor Local Markets Fund and Stone Harbor Strategic Income Fund entered into forward foreign currency exchange contracts as an

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economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period ended November 30, 2022, the Stone Harbor Emerging Markets Debt Fund and Stone Harbor Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

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The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at November 30, 2022:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Debt Fund	Stone Harbor Local Markets Fund
Asset Derivatives
Over-the-counter swap at value(1)	Credit contracts	$ 1,355	$ —
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	140	213
Total		$ 1,495	$ 213
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(1,820)	$(194)
Total		$(1,820)	$(194)

Statement Line Description	Primary Risk	Stone Harbor Strategic Income Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ 50
Variation margin payable on futures contracts(1)	Interest rate contracts	8
Total		$ 58
Liability Derivatives
Variation margin payable on cleared swaps(1)	Credit contracts	$(123)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(20)
Variation margin payable on futures contracts(1)	Interest rate contracts	(62)
Total		$(205)

(1)	Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange traded futures contracts and exchange traded swap contracts. For OTC swap contracts, the value (including premiums) at November 30, 2022 is shown in the Statements of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the period ended November 30, 2022:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Debt Fund	Stone Harbor Emerging Markets Debt Allocation Fund
Net Realized Gain (Loss) From
Forward foreign currency exchange contracts	Foreign currency contracts	$ 4,461	$ (1)
Swaps	Credit contracts	725	—
Total		$ 5,186	$ (1)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$ (1,448)	$ (4)
Swaps	Credit contracts	1,211	—
Total		$ (237)	$ (4)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Net Realized Gain (Loss) From
Forward foreign currency exchange contracts	Foreign currency contracts	$ (397)	$ (21)
Futures	Interest rate contracts	—	739
Swaps	Credit contracts	—	27
Total		$ (397)	$ 745
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$ 35	$ 10
Futures	Interest rate contracts	—	(68)
Swaps	Credit contracts	—	(155)
Total		$ 35	$ (213)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the period ended November 30, 2022:
	Stone Harbor Emerging Markets Debt Fund	Stone Harbor Emerging Markets Debt Allocation Fund	Stone Harbor Local Markets Fund	Stone Harbor Strategic Income Fund
Futures Contracts - Long Positions(1)	$ —	$ —	$ —	$ 4
Futures Contracts - Short Positions(1)	—	—	—	16
Forward Foreign Currency Exchange Purchase Contracts(2)	11,069	94	11,194	1,257
Forward Foreign Currency Exchange Sale Contracts(2)	58,066	36	7,808	4,364
Credit Default Swap Contracts - Buy Protection(2)	—	—	—	3,960
Credit Default Swap Contracts - Sell Protection(2)	24,001	—	—	2,005
(1) Average unrealized for the period.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial

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instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of November 30, 2022:

At November 30, 2022, the Funds’ derivative assets and liabilities (by type) are as follows:
	Stone Harbor Emerging Markets Debt Fund		Stone Harbor Local Markets Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$140	$1,820	$213	$194
Swaps	—	3,242	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$140	$5,062	$213	$194
Derivatives not subject to a MNA or similar agreement	—	—	—	—
Total assets and liabilities subject to a MNA	$ 140	$ 5,062	$ 213	$ 194

	Stone Harbor Strategic Income Fund
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$50	$ 20
Futures contracts	—	41
Swaps	—	17
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 50	$ 78
Derivatives not subject to a MNA or similar agreement	—	(58)
Total assets and liabilities subject to a MNA	$ 50	$ 20

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The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of November 30, 2022.
Stone Harbor Emerging Markets Debt Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
JPMorgan Chase Bank N.A.	$140	$(140)	$—	$—	$—
Total	$140	$(140)	$—	$—	$—

Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Barclays Bank	$3,242	$ —	$—	$(3,242)	$ —
Citigroup Global Markets	55	—	—	—	55
JPMorgan Chase Bank N.A.	1,765	(140)	—	(1,600)	25
Total	$5,062	$(140)	$—	$(4,842)	$80

Stone Harbor Local Markets Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$ 16	$ (16)	$—	$—	$ —
Goldman Sachs & Co.	78	(18)	—	—	60
JPMorgan Chase Bank N.A.	119	(119)	—	—	—
Total	$213	$(153)	$—	$—	$60

Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$ 31	$ (16)	$—	$—	$15
Goldman Sachs & Co.	18	(18)	—	—	—
Hong Kong Shanghai Bank	10	—	—	—	10
JPMorgan Chase Bank N.A.	135	(119)	—	—	16
Total	$194	$(153)	$—	$—	$41

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
Stone Harbor Strategic Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$10	$ (2)	$—	$—	$ 8
Goldman Sachs & Co.	6	(6)	—	—	—
JPMorgan Chase Bank N.A.	34	(10)	—	—	24
Total	$50	$(18)	$—	$—	$32

Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$ 2	$ (2)	$—	$—	$—
Goldman Sachs & Co.	8	(6)	—	—	2
JPMorgan Chase Bank N.A.	10	(10)	—	—	—
Total	$20	$(18)	$—	$—	$ 2
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Stone Harbor Emerging Markets Corporate Debt Fund	0.85%
Stone Harbor Emerging Markets Debt Fund	0.60
Stone Harbor Emerging Markets Debt Allocation Fund	0.70
Stone Harbor High Yield Bond Fund	0.50
Stone Harbor Local Markets Fund	0.75
Stone Harbor Strategic Income Fund	0.55
During the period ended November 30, 2022, the Stone Harbor Emerging Markets Debt Fund invested a portion of its assets in Stone Harbor Emerging Markets Corporate Debt Fund and Stone Harbor Local Markets Fund; Stone Harbor Strategic Income Fund invested a portion of its assets in Stone Harbor Emerging Markets Corporate Debt Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund and Stone Harbor Local Markets Fund; and Stone Harbor Emerging Markets Debt Allocation Fund invested a portion of its assets in Stone Harbor Emerging Markets Debt Fund and Stone Harbor Local Markets Fund, each an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by each Fund on the assets invested in the Stone Harbor Emerging Markets Corporate Debt Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund and Stone Harbor Local Markets Fund. For the period ended November 30, 2022, the waiver amounted to $12, $29 and $83 for Stone Harbor Emerging Markets Debt Fund, Stone Harbor Emerging Markets Debt Allocation Fund and Stone Harbor Strategic Income Fund, respectively. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser and/or distributor.”
B.	Subadviser
Stone Harbor Investment Partners (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 7, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class I
Stone Harbor Emerging Markets Corporate Debt Fund	1.25%	1.00%
Stone Harbor Emerging Markets Debt Fund	1.00	0.72
Stone Harbor Emerging Markets Debt Allocation Fund	1.10	0.85
Stone Harbor High Yield Bond Fund	0.90	0.65
Stone Harbor Local Markets Fund	1.25	1.00
Stone Harbor Strategic Income Fund	0.95	0.70
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by the Funds’ subadviser, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending November 30:

	Expiration
Fund	2023	2024	2025	2026	Total
Stone Harbor Emerging Markets Corporate Debt Fund
Class A	$ —	$ —	$ — (1)	$ 1	$ 1
Class I	79	148	150	72	449
Stone Harbor Emerging Markets Debt Fund
Class A	—	—	— (1)	— (1)	— (1)
Class I	—	—	121	223	344
Stone Harbor Emerging Markets Debt Allocation Fund
Class A	—	—	— (1)	1	1
Class I	179	352	239	52	822
Stone Harbor High Yield Bond Fund
Class A	—	—	— (1)	— (1)	— (1)
Class I	86	175	136	74	471
Stone Harbor Local Markets Fund
Class A	—	—	— (1)	— (1)	— (1)
Class I	—	70	147	59	276
Stone Harbor Strategic Income Fund
Class A	—	—	— (1)	— (1)	— (1)
Class I	163	325	258	57	803
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for period ended November 30, 2022, it did not retain any net commissions for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a Rule 12b-1 plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
For the period ended November 30, 2022, the Funds incurred administration fees totaling $353 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended November 30, 2022, the Funds incurred transfer agent fees totaling $158 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At November 30, 2022, Virtus and its affiliates held shares of the following Funds, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Stone Harbor Emerging Markets Corporate Debt Fund
Class A	12,255	$ 92
Class I	845,276	6,356
Stone Harbor Local Markets Fund
Class A	12,970	95
Class I	1,045,448	7,782
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended November 30, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the period ended November 30, 2022, is as follows:

	Value, beginning of period	Purchases (1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Fund
Affiliated Mutual Funds—2.2%(2)
Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Class I(3)	$4,437	$ 114	$—	$—	$(218)	$ 4,333	576,219	$114	$—
Virtus Stone Harbor Local Markets Fund, Class I(3),(4)	—	5,700	—	—	119	5,819	788,382	—	—
Total	$4,437	$5,814	$—	$—	$ (99)	$10,152		$114	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
	Value, beginning of period	Purchases (1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Allocation Fund
Affiliated Mutual Funds—93.4%
Virtus Stone Harbor Emerging Markets Debt Fund, Class I(3)	$3,976	$1,036	$3,602	$(914)	$ 371	$ 867	122,203	$95	$—
Virtus Stone Harbor Local Markets Fund, Class I(3),(4)	3,980	421	3,238	(83)	(167)	913	123,762	—	—
Total	$7,956	$1,457	$6,840	$(997)	$ 204	$1,780		$95	$—

	Value, beginning of period	Purchases (1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Strategic Income Fund
Affiliated Mutual Funds—61.8%(5)
Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Class I(3)	$ 1,902	$ 212	$ 1	$ (—)(6)	$ (90)	$ 2,023	269,057	$ 49	$—
Virtus Stone Harbor Emerging Markets Debt Fund, Class I(3)	8,606	2,033	5	(3)	(596)	10,035	1,415,405	356	—
Virtus Stone Harbor High Yield Bond Fund, Class I(3)	11,666	1,280	7	(3)	(561)	12,375	1,785,721	298	—
Virtus Stone Harbor Local Markets Fund, Class I(3),(4)	1,876	82	859	(207)	157	1,049	142,102	—	—
Total	$24,050	$3,607	$872	$(213)	$(1,090)	$25,482		$703	$—
(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	The Stone Harbor Emerging Markets Debt Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At November 30, 2022, the Fund was the owner of record of 61% of the Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I, the owner of record of 40% of the Virtus Stone Harbor Local Markets Fund Class I, and the owner of record of less than 10% of all other affiliated underlying funds.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
(5)	The Stone Harbor Strategic Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At November 30, 2022, the Fund was the owner of record of 29% of the Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I, the owner of record of 12% of the Virtus Stone Harbor High Yield Bond Fund Class I, and the owner of record of less than 10% of all other affiliated underlying funds.
(6)	Amount is less than $500.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at November 30, 2022.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the period ended November 30, 2022, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Corporate Debt Fund	$ 1,153	$ 831
Stone Harbor Emerging Markets Debt Fund	365,961	577,682
Stone Harbor Emerging Markets Debt Allocation Fund	1,457	6,839
Stone Harbor High Yield Bond Fund	25,139	22,496
Stone Harbor Local Markets Fund	15,605	69,071
Stone Harbor Strategic Income Fund	5,746	2,373
Purchases and sales of long-term U.S. government and agency securities during the period ended November 30, 2022, were as follows:
	Purchases	Sales
Stone Harbor Strategic Income Fund	$16,261	$16,319
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Stone Harbor Emerging Markets Corporate Debt Fund				Stone Harbor Emerging Markets Debt Fund
	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022		Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A*
Shares sold and cross class conversions	—	$ —	12	$ 100	—	$ —	12	$ 100
Net Increase / (Decrease)	—	$ —	12	$ 100	—	$ —	12	$ 100
Class I
Shares sold and cross class conversions	22	$ 164	614	$ 5,564	12,857	$ 91,100	34,545	$ 322,559
Reinvestment of distributions	24	179	36	317	2,565	18,167	6,078	55,072
Shares repurchased and cross class conversions	(—) (1)	(1)	(494)	(4,550)	(45,644)	(323,969)	(87,070)	(788,603)
Net Increase / (Decrease)	46	$ 342	156	$ 1,331	(30,222)	$ (214,702)	(46,447)	$ (410,972)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
	Stone Harbor Emerging Markets Debt Allocation Fund				Stone Harbor High Yield Bond Fund
	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022		Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A*
Shares sold and cross class conversions	—	$ —	13	$ 100	7	$ 44	13	$ 100
Reinvestment of distributions	—	—	—	—	— (1)	1	—	—
Net Increase / (Decrease)	—	$ —	13	$ 100	7	$ 45	13	$ 100
Class I
Shares sold and cross class conversions	121	$ 860	108	$ 922	142	$ 983	1,568	$ 12,265
Reinvestment of distributions	—	—	50	433	366	2,577	638	4,960
Shares repurchased and cross class conversions	(957)	(6,499)	(1,090)	(8,564)	(164)	(1,099)	(264)	(2,072)
Net Increase / (Decrease)	(836)	$ (5,639)	(932)	$ (7,209)	344	$ 2,461	1,942	$ 15,153

	Stone Harbor Local Markets Fund				Stone Harbor Strategic Income Fund
	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022		Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A*
Shares sold and cross class conversions	—	$ —	13	$ 100	3	$ 24	11	$ 100
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased and cross class conversions	—	—	—	—	(3)	(24)	—	—
Net Increase / (Decrease)	—	$ —	13	$ 100	—	$ —	11	$ 100
Class I
Shares sold and cross class conversions	858	$ 6,204	220	$ 1,778	393	$ 3,251	1,075	$ 9,115
Reinvestment of distributions	—	—	—	—	115	958	86	799
Shares repurchased and cross class conversions	(9,131)	(64,433)	(7,801)	(67,162)	—	—	—	—
Net Increase / (Decrease)	(8,273)	$ (58,229)	(7,581)	$ (65,384)	508	$ 4,209	1,161	$ 9,914
*	Inception date April 11, 2022.
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of November 30, 2022, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Stone Harbor Emerging Markets Corporate Debt Fund	90%	2 *
Stone Harbor Emerging Markets Debt Fund	15	1
Stone Harbor Emerging Markets Debt Allocation Fund	91	2 *
Stone Harbor High Yield Bond Fund	89	3 *
Stone Harbor Local Markets Fund	78	3 *
Stone Harbor Strategic Income Fund	82	1 *

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At November 30, 2022, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
On April 11, 2022, the Funds were added to a $250,000 unsecured line of credit (“Credit Agreement”) with certain other affiliated funds. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended November 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Stone Harbor Local Markets Fund	$1	$1,083	1.58%	23
Note 12. In-Kind Transactions
For the period ended May 31, 2022, the Stone Harbor Emerging Markets Debt Fund incurred net realized losses of $1,335 from redemptions in kind. A redemption in kind occurs when a Fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022
Note 13. Federal Income Tax Information
($ reported in thousands)
At November 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Corporate Debt Fund	$ 7,957	$ 35	$ (879)	$ (844)
Stone Harbor Emerging Markets Debt Fund	576,373	8,575	(139,736)	(131,161)
Stone Harbor Emerging Markets Debt Allocation Fund	2,016	30	(138)	(108)
Stone Harbor High Yield Bond Fund	108,654	238	(11,685)	(11,447)
Stone Harbor Local Markets Fund	20,203	297	(7,795)	(7,498)
Stone Harbor Strategic Income Fund	48,783	21	(5,696)	(5,675)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended May 31, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Corporate Debt Fund	$ 1,693	$ 2,678
Stone Harbor Emerging Markets Debt Fund	75,964	114,623
Stone Harbor Emerging Markets Debt Allocation Fund	585	6,651
Stone Harbor High Yield Bond Fund	9	23,780
Stone Harbor Local Markets Fund	110,829	71,578
Stone Harbor Strategic Income Fund	356	1,039
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating ASU 2020-04, but does not believe there will be a material impact.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements:
Effective January 30, 2023, the name of Virtus Stone Harbor Emerging Markets Corporate Debt Fund will be changed to Virtus Stone Harbor Emerging Markets Bond Fund and the name of Virtus Stone Harbor Emerging Markets Debt Fund will be changed to Virtus Stone Harbor Emerging Markets Debt Income Fund.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Funds’ investment adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Funds did not exist in calendar year 2021. However, because the Funds are the survivors of reorganizations with corresponding series of Stone Harbor Investment Funds (such series, the “Predecessor Funds”) that took place on April 8, 2022, at a meeting of the Board held on May 23-25, 2022, the Board received a report from the program administrator for the liquidity risk management program pertaining to the Predecessor Funds addressing the operation and management of that program for calendar year 2021 (the “Review Period”). The report noted that for the Review Period, the program administrator believed that the program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the program administrator to administer the program in compliance with Rule 22e-4. The report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The report further noted that while changes to the program had been made during the Review Period and reported to the Board of the Predecessor Funds, no material changes were made to that Program as a result of the annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Virtus Stone Harbor Emerging Markets Corporate Debt Fund,
Virtus Stone Harbor Emerging Markets Debt Fund,
Virtus Stone Harbor Emerging Markets Debt Allocation Fund,
Virtus Stone Harbor High Yield Bond Fund, and
Virtus Stone Harbor Local Markets Fund (each, a “Fund”)
each a series of Virtus Opportunities Trust
Supplement dated October 27, 2022 to the Summary Prospectuses, the Virtus Opportunities Trust
Statutory Prospectus and the Statement of Additional Information (“SAI”),
each dated September 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Stone Harbor Investment Partners has announced that, effective March 31, 2023, William Perry will retire and consequently step down as portfolio manager for the Funds. There will be no changes to the investment process for the Funds, which is team oriented. The Prospectuses and SAI will be updated as appropriate at the time of the transition.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8470/Stone Harbor PM Announcement (10/2022)

Virtus Stone Harbor Emerging Markets Debt Fund and
Virtus Stone Harbor Emerging Markets Corporate Debt Fund
(each a “Fund” and together the “Funds”),
each a Series of Virtus Opportunities Trust
Supplement dated November 21, 2022, to the Funds’ Summary Prospectuses, the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Funds, and the Statement of Additional Information (“SAI”),
each dated September 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective January 30, 2023, the name of the Virtus Stone Harbor Emerging Markets Debt Fund will be changed to Virtus Stone Harbor Emerging Markets Debt Income Fund and the name of the Virtus Stone Harbor Emerging Markets Corporate Debt Fund will be changed to Virtus Stone Harbor Emerging Markets Bond Fund.
There will be no changes to the principal investment strategies for the Funds as a result of these name changes.
All other disclosure concerning the Funds, including investment objectives, fees, expenses and portfolio management remains unchanged.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8470/EMDebt-EMCorpDebt Name Change (11/2022)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8458	01-23

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Deloitte & Touche LLP (“Deloitte”) served as the independent registered public accounting firm for Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor Emerging Markets Debt Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund, and Virtus Stone Harbor Strategic Income Fund (each a “Fund” and collectively, the “Funds”), each a series of the Registrant, for the fiscal year ended May 31, 2022. Deloitte’s reports on the financial statements for the fiscal year ended May 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. Through May 31, 2022, the date of dismissal, and during such fiscal year-end, (i) there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which agreements, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 24, 2022, the Audit Committee of the Registrant’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as independent public accounting firm for the Funds for the fiscal year ended May 31, 2023, thereby replacing Deloitte effective upon the completion of their May 31, 2022 audit and issuance of their report thereon. Through May 24, 2022 and during the Funds’ fiscal year ended May 31, 2022, neither the Registrant nor the Funds, nor anyone on their behalf, consulted with PwC on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Funds have requested that Deloitte furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an Exhibit to this Form N-CSR.

There was no change in the Registrant’s independent public accountant for the remaining series of the Trust.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	February 3, 2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	February 3, 2023

*	Print the name and title of each signing officer under his or her signature.